UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

SFT Advantus Bond Fund

Investments in Securities

March 31, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.1%)
Government Obligations (42.6%)
Other Government Obligations (1.8%)
Provincial or Local Government Obligations (1.8%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$606,830
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,419,405
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,256,662
4.926%, 10/01/51	3,055,000	3,650,053
		6,932,950
U.S. Government Agencies and Obligations (40.8%)
Export-Import Bank of the United States (1.3%)
Helios Leasing I LLC, 2.018%, 05/29/24	775,674	777,632
Tagua Leasing LLC
1.732%, 09/18/24	809,527	799,825
1.900%, 07/12/24	696,597	694,651
Ulani MSN 37894, 2.184%, 12/20/24	1,839,783	1,856,630
Union 13 Leasing LLC, 1.870%, 06/28/24	616,786	613,754
		4,742,492
Federal Farm Credit Bank (0.5%)
Federal Farm Credit Bank, 2.990%, 02/04/28	2,000,000	1,967,572
Federal Home Loan Mortgage Corporation (FHLMC) (8.6%)
1.824%, 08/25/24 (b)	1,336,200	1,345,878
2.374%, 09/25/24 (b)	1,000,000	994,911
2.500%, 03/01/28	799,194	821,810
3.000%, 08/01/42	787,978	805,955
3.000%, 04/01/43	1,346,059	1,376,785
3.500%, 10/01/25	433,020	464,494
3.500%, 08/01/42	816,441	860,755
4.000%, 02/01/20	1,088,779	1,150,282
4.000%, 09/01/40	764,341	828,015
4.000%, 10/01/40	852,353	918,984
4.000%, 11/01/40	2,774,502	3,015,949
4.000%, 02/01/41	633,057	684,090
4.000%, 08/01/41	1,041,637	1,122,486
4.000%, 07/01/42	830,479	889,246
4.500%, 01/01/41	1,240,930	1,364,854
4.500%, 02/01/41	928,452	1,020,830
4.500%, 03/01/41	1,114,417	1,230,456
4.500%, 04/01/41	1,138,540	1,265,909
5.000%, 04/01/35	192,095	213,293
5.000%, 08/01/35	87,246	96,973
5.000%, 11/01/35	187,389	207,847
5.000%, 11/01/39	715,029	809,533
5.000%, 03/01/40	3,507,920	3,968,456
5.000%, 04/01/40	607,483	679,381
5.000%, 08/01/40	412,666	460,815
5.500%, 12/01/17	56,573	59,315
5.500%, 06/01/20	128,803	137,610
5.500%, 10/01/20	206,333	225,145
5.500%, 11/01/23	190,970	214,035
5.500%, 05/01/34	1,140,267	1,293,890
5.500%, 10/01/34	479,674	543,419
5.500%, 07/01/35	658,147	742,839
5.500%, 10/01/35	573,904	650,599
5.500%, 12/01/38	460,447	523,492
6.000%, 11/01/33	506,663	580,104
6.500%, 09/01/32	97,369	114,789
6.500%, 06/01/36	509,060	583,171
7.000%, 12/01/37	188,153	207,564
		32,473,959
Federal National Mortgage Association (FNMA) (16.0%)
1.124%, 05/25/24 (b)	761,597	757,255
2.500%, 11/01/27	774,963	794,613
2.500%, 07/01/28	932,596	960,516
2.500%, 04/01/30 (c)	1,040,000	1,068,112
3.000%, 06/01/22	521,568	547,384
3.000%, 11/01/27	169,720	178,242
3.000%, 04/01/30 (c)	245,000	256,829
3.000%, 03/01/42	748,235	766,755
3.000%, 04/01/43	2,910,708	2,981,955
3.000%, 05/01/43	1,791,574	1,835,144
3.000%, 06/01/43	444,876	455,659
3.000%, 09/01/43	1,465,676	1,500,734
3.000%, 04/01/45 (c)	1,000,000	1,022,344
3.500%, 11/01/25	534,877	573,488
3.500%, 01/01/26	559,078	599,367
3.500%, 04/01/30 (c)	1,135,000	1,204,164
3.500%, 11/01/40	654,642	692,944
3.500%, 01/01/41	618,597	653,435
3.500%, 02/01/41	391,356	415,079
3.500%, 04/01/41	674,716	712,714
3.500%, 11/01/41	3,558,826	3,765,073
3.500%, 01/01/42	1,784,650	1,877,209
3.500%, 08/01/42	2,536,895	2,679,991
3.500%, 01/01/43	582,171	612,473
3.500%, 03/01/43	2,109,365	2,233,171
3.500%, 05/01/43	1,750,519	1,853,277
3.500%, 04/01/45 (c)	650,000	682,703
4.000%, 04/01/41	2,062,722	2,237,377
4.000%, 08/01/41	785,149	841,815
4.000%, 09/01/41	1,241,822	1,343,418

See accompanying notes to investments in securities.

	Principal	Value(a)
4.000%, 08/01/44	$645,092	$693,205
4.000%, 04/01/45 (c)	350,000	374,227
4.500%, 05/01/35	308,917	338,628
4.500%, 07/01/35	843,395	923,212
4.500%, 06/01/39	461,611	509,762
4.500%, 04/01/41	2,828,626	3,142,529
4.500%, 07/01/41	2,967,338	3,257,004
5.000%, 05/01/18	25,011	26,283
5.000%, 06/01/18	52,852	55,542
5.000%, 07/01/18	118,841	124,897
5.000%, 07/01/23	190,572	211,661
5.000%, 11/01/33	102,286	114,204
5.000%, 05/01/34	39,266	43,889
5.000%, 12/01/34	484,330	541,008
5.000%, 04/01/35	120,014	133,845
5.000%, 08/01/35	144,164	160,827
5.000%, 04/01/38	355,606	404,905
5.000%, 12/01/39	500,296	570,052
5.000%, 04/01/41	642,555	729,599
5.500%, 09/01/17	16,763	17,621
5.500%, 02/01/18	63,172	66,404
5.500%, 03/01/18	116,098	122,038
5.500%, 04/01/33	604,235	692,088
5.500%, 12/01/33	186,903	214,219
5.500%, 01/01/34	265,462	300,834
5.500%, 02/01/34	254,404	291,320
5.500%, 03/01/34	526,057	603,289
5.500%, 04/01/34	286,819	324,704
5.500%, 09/01/34	92,567	105,955
5.500%, 02/01/35	308,918	352,141
5.500%, 04/01/35	524,653	597,667
5.500%, 06/01/35	111,028	125,408
5.500%, 08/01/35	283,641	321,209
5.500%, 10/01/35	591,905	679,835
5.500%, 11/01/35	192,176	217,135
5.500%, 12/01/35	149,131	168,901
5.500%, 12/01/39	231,851	264,101
6.000%, 09/01/17	88,246	91,669
6.000%, 08/01/23	175,855	195,662
6.000%, 10/01/32	499,763	580,423
6.000%, 11/01/32	396,916	461,008
6.000%, 03/01/33	563,038	654,361
6.000%, 04/01/33	46,093	53,254
6.000%, 12/01/33	197,162	227,432
6.000%, 01/01/36	141,891	163,879
6.000%, 08/01/37	94,819	108,949
6.000%, 09/01/37	227,093	263,048
6.000%, 10/01/38	345,502	401,064
6.000%, 12/01/38	226,274	261,104
6.000%, 06/01/40	110,704	126,416
6.500%, 12/01/31	129,475	155,588
6.500%, 02/01/32	43,789	52,621
6.500%, 04/01/32	197,965	235,606
6.500%, 05/01/32	63,079	75,638
6.500%, 07/01/32	162,239	186,265
6.500%, 08/01/32	238,152	276,817
6.500%, 09/01/32	156,324	184,940
6.500%, 10/01/32	217,271	256,046
6.500%, 11/01/37	188,217	216,091
7.000%, 07/01/31	133,410	158,856
7.000%, 09/01/31	233,528	285,018
7.000%, 11/01/31	338,560	413,971
7.000%, 02/01/32	55,434	62,580
7.000%, 03/01/32	38,091	46,150
7.000%, 07/01/32	110,236	128,728
7.500%, 04/01/31	178,779	209,705
7.500%, 05/01/31	50,337	58,372
		60,514,649
Government National Mortgage Association (GNMA) (2.7%)
0.366%, 06/17/45 (b) (d)	1,682,293	18,054
3.000%, 03/15/45	1,500,000	1,547,157
3.000%, 03/20/45 (c)	1,550,000	1,599,656
3.000%, 04/01/45 (c)	1,000,000	1,029,668
3.500%, 10/20/43	1,319,221	1,392,059
3.500%, 02/20/45	997,821	1,051,799
3.500%, 03/20/45	1,000,000	1,054,208
3.500%, 04/01/45 (c)	500,000	526,113
5.000%, 12/15/39	47,649	54,168
5.000%, 01/15/40	865,069	980,581
5.500%, 07/15/38	367,186	418,831
5.500%, 10/15/38	468,524	539,891
8.500%, 10/15/22	15,481	15,749
		10,227,934
U.S. Treasury (11.7%)
U.S. Treasury Bond
3.000%, 11/15/44	8,000,000	8,765,624
5.375%, 02/15/31 (e)	5,115,000	7,268,098
U.S. Treasury Note
0.875%, 05/15/17	560,000	563,150
0.875%, 01/15/18	1,700,000	1,701,727
1.375%, 02/29/20	10,450,000	10,452,445
1.750%, 02/28/22	9,980,000	10,008,064
2.000%, 02/15/25	5,650,000	5,685,753
		44,444,861
Total government obligations (cost: $152,671,997)		161,304,417
Asset-Backed Securities (6.3%)
Asset-Backed Securities (6.3%)
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	780,000	857,644

See accompanying notes to investments in securities.

	Principal	Value(a)
Chase Issuance Trust, 2.770%, 03/15/23	$3,400,000	$3,511,901
Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	2,930,000	3,049,084
Conseco Financial Corp., 6.400%, 10/15/18	27,876	28,462
CountryPlace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f) (g)	1,755,000	1,845,553
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,640,610	1,486,684
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h) (i)	622,457	621,723
Global SC Finance II SRL, 2.980%, 04/17/28 (f) (i)	2,829,167	2,838,823
GMAC Mortgage Corp. Loan Trust, 5.952%, 08/25/37 (b)	3,095,000	2,836,456
Longtrain Leasing III LLC 2015-1A Class A1, 2.980%, 01/15/45 (f) (g)	2,510,840	2,522,214
Origen Manufactured Housing Contract Trust
5.700%, 01/15/35 (b)	881,483	914,439
5.730%, 11/15/35 (b)	326,085	339,943
5.860%, 06/15/36 (b)	370,693	392,711
TAL Advantage V LLC
2.830%, 02/22/38 (f)	1,302,292	1,302,573
3.510%, 02/22/39 (f)	494,875	502,841
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	925,499	929,463
Total asset-backed securities (cost: $23,901,905)		23,980,514
Other Mortgage-Backed Securities (8.9%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.7%)
BHN I Mortgage Fund, 7.916%, 07/01/15 (f) (g) (h) (i) (j)	57,000	459,945
Credit-Based Asset Servicing and Securitization LLC
5.604%, 10/25/36 (f) (k)	1,300,000	1,393,192
5.703%, 10/25/36 (f) (k)	304,879	307,147
JPMorgan Mortgage Trust, 2.430%, 11/25/33 (b)	479,029	431,097
Mellon Residential Funding Corp., 6.750%, 06/25/28	8,273	8,355
		2,599,736
Commercial Mortgage-Backed Securities (8.2%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	941,356	966,214
American Tower Trust I, 1.551%, 03/15/43 (f)	2,840,000	2,834,348
Aventura Mall Trust 2013-AVM, 3.743%, 12/05/32 (b) (f)	1,000,000	1,070,667
Banc of America Re-Remic Trust, 4.185%, 08/15/46 (b) (f)	1,350,000	1,501,880
BB-UBS Trust
3.430%, 11/05/36 (f)	1,790,000	1,863,070
4.026%, 11/05/36 (b) (f)	895,000	916,978
Citigroup Commercial Mortgage Trust, 2.912%, 01/12/30 (b) (f)	725,000	734,587
CSMC Mortgage Trust
1.450%, 04/15/27 (b) (f)	500,000	497,882
1.800%, 04/15/27 (b) (f)	2,535,000	2,524,855
Extended Stay America Trust, 2.295%, 12/05/31 (f)	1,000,000	998,450
Hometown Commercial Mortgage
5.506%, 11/11/38 (f) (g)	702,685	602,068
6.057%, 06/11/39 (f) (g)	651,901	466,839
JPMorgan Chase Commercial Mortgage Securities Corp.
1.935%, 12/05/27 (b) (d) (f) (g)	10,624,227	855,197
5.633%, 12/05/27 (f)	2,165,000	2,486,996
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (b)	382,029	382,097
Morgan Stanley Capital I Trust
3.201%, 08/05/34 (f)	860,000	893,492
3.451%, 08/05/34 (f)	550,000	568,382
3.773%, 03/15/45	685,000	727,256
Multi Security Asset Trust
5.270%, 11/28/35 (f) (g)	1,000,000	1,008,580
5.880%, 11/28/35 (b) (f) (g)	1,540,000	1,515,456
Timberstar Trust, 6.208%, 10/15/36 (f)	2,515,000	2,583,916
UBS-Barclays Commercial Mortgage Trust, 3.091%, 08/10/49	920,000	956,197
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,611,933

See accompanying notes to investments in securities.

	Principal	Value(a)
WF-RBS Commercial Mortgage Trust
3.667%, 11/15/44	$905,000	$976,351
3.791%, 02/15/44 (f)	1,485,000	1,507,222
		31,050,913
Total other mortgage-backed securities (cost: $32,877,111)		33,650,649

Corporate Obligations (40.3%)
Basic Materials (0.6%)
Chemicals (0.6%)
Ashland, Inc., 3.875%, 04/15/18	2,120,000	2,173,000
Communications (0.9%)
Telecommunication (0.3%)
AT&T, Inc., 5.550%, 08/15/41	900,000	1,012,173
Telephone Services (0.6%)
SBA Tower Trust, 2.240%, 04/15/43 (f)	2,440,000	2,438,019
Consumer Cyclical (1.2%)
Retail (0.7%)
AutoNation, Inc., 5.500%, 02/01/20	1,700,000	1,861,858
Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	875,000	900,824
		2,762,682
Retail-Apparel/Shoe (0.5%)
L Brands, Inc., 6.625%, 04/01/21	1,480,000	1,695,355
Consumer, Non-cyclical (1.2%)
Commercial Services (0.3%)
ERAC USA Finance LLC, 3.850%, 11/15/24 (f)	1,115,000	1,161,365
Drugstore Chains (0.9%)
CVS Pass-Through Trust
6.036%, 12/10/28	2,513,045	2,970,666
6.943%, 01/10/30	402,307	500,176
		3,470,842
Energy (8.1%)
Oil & Gas (0.9%)
Chesapeake Energy Corp.
3.503%, 04/15/19 (b)	1,650,000	1,588,125
4.875%, 04/15/22	1,060,000	993,750
Cimarex Energy Co., 5.875%, 05/01/22	850,000	905,250
		3,487,125
Oil, Gas & Consumable Fuels (1.5%)
Phillips 66, 4.875%, 11/15/44	1,725,000	1,847,347
Tesoro Corp., 4.250%, 10/01/17	1,135,000	1,180,400
Valero Energy Corp.
4.900%, 03/15/45	1,350,000	1,395,684
6.625%, 06/15/37	950,000	1,172,592
		5,596,023
Pipelines (5.7%)
Boardwalk Pipelines L.P.
5.200%, 06/01/18	400,000	414,841
5.750%, 09/15/19	2,629,000	2,861,062
Buckeye Partners L.P., 5.600%, 10/15/44	2,800,000	2,776,620
Energy Transfer Partners L.P., 5.150%, 03/15/45	1,300,000	1,308,146
NuStar Logistics L.P., 8.150%, 04/15/18 (k)	2,986,000	3,345,019
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	1,115,000	1,142,875
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,611,246
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	2,500,000	3,233,500
Williams Partners L.P./ ACMP Finance Corp., 6.125%, 07/15/22	2,750,000	2,913,625
Williams Partners L.P./ Williams Partners Finance Corp., 7.250%, 02/01/17	700,000	769,013
		21,375,947
Financial (16.1%)
Banks (7.9%)
Bank of America Corp.
4.000%, 01/22/25	1,650,000	1,663,353
5.300%, 03/15/17	770,000	822,354
5.750%, 12/01/17	1,590,000	1,749,556
5.875%, 01/05/21	765,000	894,143
Barclays PLC, 3.650%, 03/16/25 (i)	800,000	802,441

See accompanying notes to investments in securities.

	Principal	Value(a)
Citigroup, Inc.
4.450%, 01/10/17	$2,950,000	$3,109,150
5.800%, 11/15/19 (b)	1,735,000	1,739,338
Credit Suisse Group Funding Guernsey, Ltd.
2.750%, 03/26/20 (f) (g) (i)	1,575,000	1,583,985
3.750%, 03/26/25 (f) (g) (i)	1,000,000	1,011,694
Discover Bank, 8.700%, 11/18/19	322,000	396,600
HSBC Bank USA NA, 6.000%, 08/09/17	3,150,000	3,456,999
JPMorgan Chase & Co., 5.000%, 07/01/19 (b)	2,725,000	2,677,176
JPMorgan Chase Bank NA
5.875%, 06/13/16	875,000	923,785
6.000%, 07/05/17	400,000	440,108
6.000%, 10/01/17	1,575,000	1,743,279
Morgan Stanley
5.450%, 07/15/19 (b)	670,000	675,025
5.500%, 01/26/20	1,000,000	1,136,493
5.500%, 07/28/21	740,000	858,449
6.250%, 08/28/17	1,435,000	1,585,262
5.550%, 07/15/20 (b)	1,175,000	1,186,750
The Goldman Sachs Group, Inc., 5.700%, 05/10/19 (b)	1,450,000	1,491,688
		29,947,628
Diversified Financial Services (0.5%)
American Express Co., 5.200%, 11/15/19 (b)	975,000	989,625
TD Ameritrade Holding Corp., 2.950%, 04/01/22	950,000	965,900
		1,955,525
Finance-Diversified (0.9%)
General Motors Financial Co., Inc.
4.375%, 09/25/21	590,000	626,633
4.750%, 08/15/17	2,500,000	2,633,000
		3,259,633
Insurance (3.4%)
Assurant, Inc., 2.500%, 03/15/18	1,180,000	1,200,537
Liberty Mutual Group, Inc., 6.500%, 05/01/42 (f)	1,805,000	2,313,360
Nationwide Financial Services, Inc., 5.300%, 11/18/44 (f)	2,430,000	2,645,949
Peachtree Corners Funding Trust, 3.976%, 02/15/25 (f) (g)	1,825,000	1,851,340
Symetra Financial Corp., 6.125%, 04/01/16 (f) (g)	2,210,000	2,297,421
TIAA Asset Management Finance Co. LLC
2.950%, 11/01/19 (f)	1,345,000	1,378,479
4.125%, 11/01/24 (f)	1,150,000	1,213,820
		12,900,906
Real Estate Investment Trust (0.2%)
Lexington Realty Trust, 4.400%, 06/15/24	875,000	910,486
Real Estate Investment Trust — Health Care (0.7%)
Ventas Realty L.P./ Ventas Capital Corp., 2.700%, 04/01/20	2,800,000	2,830,436
Real Estate Investment Trust — Office Property (0.7%)
ARC Properties Operating Partnership LP
2.000%, 02/06/17	2,125,000	2,060,187
4.600%, 02/06/24	650,000	632,125
		2,692,312
Real Estate Investment Trust — Single Tenant (1.1%)
Select Income REIT, 2.850%, 02/01/18	4,080,000	4,114,945
Real Estate Investment Trust-Hotels (0.7%)
Hospitality Properties Trust, 4.650%, 03/15/24	2,450,000	2,539,124

Health Care (2.7%)

Health Care Providers & Services (0.8%)
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,500,998
Sinai Health System, 3.034%, 01/20/36	1,595,000	1,648,870
		3,149,868
Medical Products/Supplies (0.8%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,973,332
Pharmaceuticals (1.1%)
Actavis Funding SCS
3.450%, 03/15/22 (i)	1,925,000	1,971,733
4.750%, 03/15/45 (i)	1,000,000	1,062,856
4.850%, 06/15/44 (i)	1,000,000	1,062,155
		4,096,744

See accompanying notes to investments in securities.

	Principal	Value(a)
Industrials (1.6%)
Building Products (0.4%)
Martin Marietta Materials, Inc., 1.373%, 06/30/17 (b)	$1,500,000	$1,491,706
Electrical Equipment (0.9%)
Keysight Technologies, Inc.
3.300%, 10/30/19 (f)	1,500,000	1,511,103
4.550%, 10/30/24 (f)	2,075,000	2,090,824
		3,601,927
Tools-Hand Held (0.3%)
Stanley Black & Decker, Inc., 5.750%, 12/15/53 (b)	1,000,000	1,076,900
Transportation (5.3%)
Airlines (4.2%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	366,729	421,804
American Airlines 2011-1 Class A Pass Through Trust, 5.250%, 07/31/22	589,073	641,429
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f) (g)	1,575,708	1,646,961
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,050,000	1,055,544
British Airways PLC, 5.625%, 12/20/21 (f) (i)	804,898	861,378
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	709,164	762,614
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	1,837,604	2,027,447
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	700,000	710,374
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	2,750,000	2,767,188
United Airlines, Inc., 10.400%, 05/01/18	673,150	739,509
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	1,404,891	1,600,269
US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/26	639,434	728,661
US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	751,717	807,134
Virgin Australia 2013-1B Trust, 6.000%, 04/23/22 (f) (i)	1,029,540	1,078,916
		15,849,228
Transport — Rail (1.1%)
BNSF Funding Trust I, 6.613%, 12/15/55 (b)	3,785,000	4,267,588
Utilities (2.6%)
Electric Companies (1.0%)
Dominion Gas Holdings LLC, 2.500%, 12/15/19	1,470,000	1,498,380
Southwestern Electric Power Co., 5.550%, 01/15/17	2,230,000	2,403,498
		3,901,878
Electric Utilities (1.6%)
AES Corp., 3.262%, 06/01/19 (b)	1,400,000	1,393,000
Dominion Resources, Inc., 5.750%, 10/01/54 (b)	1,800,000	1,922,938
Exelon Generation Co. LLC, 2.950%, 01/15/20	2,475,000	2,516,754
		5,832,692
Total corporate obligations (cost: $146,864,051)		152,565,389
Total long-term debt securities (cost: $356,315,064)		371,500,969

See accompanying notes to investments in securities.

	Shares	Value(a)
Short-Term Securities (3.8%)
Investment Companies (3.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%(l)	14,531,475	$14,531,475
Total short-term securities (cost: $14,531,475)		14,531,475
Total investments in securities (cost: $370,846,539) (m)		386,032,444
Liabilities in excess of cash and other assets (-1.9%)		(7,109,150)
Total net assets (100.0%)		$378,923,294

Investments in Securities Legend

(a)     Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)     Variable rate security.

(c)      Security is issued on a when-issued or forward commitment basis. As of March 31, 2015 the total cost of investments issued on a when-issued or forward commitment basis was $7,701,246.

(d)     Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)      Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2015, securities with an aggregate market value of $426,281 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	June 2015	5	Long	$2,490
5 Year U.S. Treasury Note	June 2015	64	Long	46,366
10 Year U.S. Treasury Note	June 2015	173	Short	(147,682)
U.S. Long Bond	June 2015	10	Short	(46,896)
		252		$(145,722)

(f)           Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(g)          Illiquid security. (See Note 3.)

(h)         These securities are being fair-valued according to procedures approved by the Board of Trustees.

(i)             Foreign security: The Fund held 3.5% of net assets in foreign securities at March 31, 2015.

(j)            Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)         Step rate security.

(l)             All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2015.

(m)     At March 31, 2015 the cost of securities for federal income tax purposes was $373,894,117. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$14,110,857
Gross unrealized depreciation	(1,972,530)
Net unrealized appreciation	$12,138,327

See accompanying notes to investments in securities.

SFT Advantus Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.5%)
Consumer Discretionary (13.5%)
Auto Components (0.5%)
Dana Holding Corp.	23,486	$496,964
Gentex Corp.	42,085	770,155
		1,267,119
Automobiles (0.2%)
Thor Industries, Inc.	6,620	418,450

Distributors (0.5%)
LKQ Corp. (b)	43,339	1,107,745
Diversified Consumer Services (1.0%)
Apollo Education Group, Inc. - Class A (b)	13,766	260,453
DeVry Education Group, Inc.	8,182	272,952
Graham Holdings Co. - Class B	642	673,862
Service Corp. International/US	28,918	753,314
Sotheby’s	8,751	369,817
		2,330,398
Hotels, Restaurants & Leisure (1.8%)
Brinker International, Inc.	8,996	553,794
Buffalo Wild Wings, Inc. (b)	2,690	487,536
Domino’s Pizza, Inc.	7,928	797,160
International Game Technology	35,261	613,894
International Speedway Corp. - Class A	3,983	129,886
Life Time Fitness, Inc. (b)	5,115	362,960
Panera Bread Co. - Class A (b)	3,656	584,942
The Cheesecake Factory, Inc.	6,621	326,614
The Wendy’s Co. (c)	39,297	428,337
		4,285,123
Household Durables (1.8%)
Jarden Corp. (b)	25,570	1,352,653
KB Home	12,975	202,669
MDC Holdings, Inc.	5,569	158,717
NVR, Inc. (b)	582	773,280
Tempur-Pedic International, Inc. (b)	8,683	501,356
Toll Brothers, Inc. (b)	22,778	896,087
Tupperware Brands Corp.	7,069	487,902
		4,372,664
Internet & Catalog Retail (0.1%)
HSN, Inc.	4,581	312,562
Leisure Equipment & Products (1.0%)
Brunswick Corp.	13,229	680,632
Polaris Industries, Inc.	8,696	1,227,005
Vista Outdoor, Inc. (b)	9,091	389,277
		2,296,914
Media (1.4%)
AMC Networks, Inc. - Class A (b)	8,419	645,232
Cinemark Holdings, Inc.	14,841	668,884
DreamWorks Animation SKG, Inc. - Class A (b)	10,324	249,841
John Wiley & Sons, Inc. - Class A	6,583	402,484
Live Nation Entertainment, Inc. (b)	20,677	521,681
Meredith Corp.	5,204	290,227
The New York Times Co. - Class A	18,746	257,945
Time, Inc.	15,605	350,176
		3,386,470
Multiline Retail (0.3%)
Big Lots, Inc.	7,618	365,893
JC Penney Co., Inc. (b)	43,456	365,465
		731,358
Specialty Retail (4.5%)
Aaron’s, Inc.	9,200	260,452
Abercrombie & Fitch Co. - Class A	9,877	217,689
Advance Auto Parts, Inc.	10,425	1,560,518
American Eagle Outfitters, Inc.	25,016	427,273
ANN, Inc. (b)	6,515	267,311
Ascena Retail Group, Inc. (b)	18,785	272,570
Cabela’s, Inc. (b)	6,794	380,328
Chico’s FAS, Inc.	21,971	388,667
CST Brands, Inc.	10,994	481,867
Dick’s Sporting Goods, Inc.	13,982	796,834
Foot Locker, Inc.	20,251	1,275,813
Guess?, Inc.	9,110	169,355
Kate Spade & Co. (b)	18,160	606,363
Murphy USA, Inc. (b)	6,129	443,556
Office Depot, Inc. (b)	69,957	643,605
Rent-A-Center, Inc.	7,539	206,870
Signet Jewelers, Ltd. (d)	11,427	1,585,953
Williams-Sonoma, Inc.	12,206	972,940
		10,957,964
Textiles, Apparel & Luxury Goods (0.4%)
Carter’s, Inc.	7,526	695,929

See accompanying notes to investments in securities.

	Shares	Value(a)
Deckers Outdoor Corp. (b)	4,851	$353,493
		1,049,422
Consumer Staples (3.9%)
Beverages (0.1%)
The Boston Beer Co., Inc. - Class A (b)	1,340	358,316

Food & Staples Retailing (0.4%)
SUPERVALU, Inc. (b)	29,420	342,155
United Natural Foods, Inc. (b)	7,126	548,987
		891,142
Food Products (2.0%)
Dean Foods Co.	13,419	221,816
Flowers Foods, Inc.	26,264	597,243
Ingredion, Inc.	10,191	793,064
Lancaster Colony Corp.	2,681	255,151
Post Holdings, Inc. (b)	7,460	349,426
The Hain Celestial Group, Inc. (b)	14,497	928,533
Tootsie Roll Industries, Inc.	2,912	98,765
TreeHouse Foods, Inc. (b)	6,098	518,452
WhiteWave Foods Co. - Class A (b)	24,861	1,102,337
		4,864,787
Household Products (1.2%)
Church & Dwight Co., Inc.	18,603	1,589,068
Energizer Holdings, Inc.	8,854	1,222,295
		2,811,363
Personal Products (0.2%)
Avon Products, Inc.	61,964	495,092

Energy (3.9%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.	8,565	240,762
Dresser-Rand Group, Inc. (b)	10,926	877,904
Dril-Quip, Inc. (b)	5,519	377,444
Helix Energy Solutions Group, Inc. (b)	14,037	209,994
Nabors Industries, Ltd. (d)	41,248	563,035
Oceaneering International, Inc.	14,199	765,752
Oil States International, Inc. (b)	7,319	291,077
Patterson-UTI Energy, Inc.	20,872	391,872
Rowan Cos., PLC - Class A	17,754	314,423
Superior Energy Services, Inc.	21,688	484,510
Tidewater, Inc.	6,682	127,893
Unit Corp. (b)	6,604	184,780
		4,829,446
Oil, Gas & Consumable Fuels (1.9%)
California Resources Corp.	43,971	334,619
Denbury Resources, Inc.	50,363	367,146
Gulfport Energy Corp. (b)	12,212	560,653
HollyFrontier Corp.	27,947	1,125,426
Peabody Energy Corp.	39,168	192,707
Rosetta Resources, Inc. (b)	10,485	178,455
SM Energy Co.	9,615	496,903
Western Refining, Inc.	10,068	497,259
World Fuel Services Corp.	10,274	590,549
WPX Energy, Inc. (b)	29,057	317,593
		4,661,310
Financial (22.7%)
Capital Markets (1.9%)
Eaton Vance Corp.	16,879	702,841
Federated Investors, Inc. - Class B	13,593	460,667
Janus Capital Group, Inc.	21,080	362,365
Raymond James Financial, Inc.	18,111	1,028,343
SEI Investments Co.	18,546	817,693
Stifel Financial Corp. (b)	9,449	526,782
Waddell & Reed Financial, Inc. - Class A	11,910	590,021
		4,488,712
Commercial Banks (4.6%)
Associated Banc-Corp	21,148	393,353
BancorpSouth, Inc.	12,213	283,586
Bank of Hawaii Corp.	6,223	380,910
Cathay General Bancorp	10,580	301,001
City National Corp.	6,855	610,643
Commerce Bancshares, Inc.	11,821	500,265
Cullen/Frost Bankers, Inc.	7,830	540,896
East West Bancorp, Inc.	20,460	827,812
First Horizon National Corp.	33,383	477,043
FirstMerit Corp.	23,571	449,263
Fulton Financial Corp.	25,516	314,867
Hancock Holding Co.	11,403	340,494
International Bancshares Corp.	8,234	214,331
PacWest Bancorp	13,799	647,035
Prosperity Bancshares, Inc.	8,584	450,488
Signature Bank (b)	7,171	929,218
SVB Financial Group (b)	7,265	922,946
Synovus Financial Corp.	19,401	543,422
TCF Financial Corp.	23,379	367,518
Trustmark Corp.	9,624	233,671
Umpqua Holdings Corp.	31,410	539,624

See accompanying notes to investments in securities.

	Shares	Value(a)
Valley National Bancorp	31,480	$297,171
Webster Financial Corp.	12,901	477,982
		11,043,539
Consumer Finance (0.2%)
SLM Corp.	60,356	560,104

Diversified Financial Services (0.7%)
CBOE Holdings, Inc.	11,972	687,253
MSCI, Inc.	16,016	981,941
		1,669,194
Diversified REITs (0.3%)
Liberty Property Trust	21,221	757,590

Insurance (4.5%)
Alleghany Corp. (b)	2,307	1,123,509
American Financial Group, Inc.	10,446	670,111
Arthur J Gallagher & Co.	23,480	1,097,690
Aspen Insurance Holdings, Ltd. (d)	8,870	418,930
Brown & Brown, Inc.	16,773	555,354
Everest Re Group, Ltd. (d)	6,326	1,100,724
First American Financial Corp.	15,361	548,080
HCC Insurance Holdings, Inc.	13,756	779,552
Kemper Corp.	7,130	277,785
Mercury General Corp.	5,185	299,434
Old Republic International Corp.	34,332	512,920
Primerica, Inc.	7,429	378,136
Reinsurance Group of America, Inc.	9,802	913,448
RenaissanceRe Holdings, Ltd. (d)	6,457	643,957
StanCorp Financial Group, Inc.	6,006	412,012
The Hanover Insurance Group, Inc.	6,314	458,270
WR Berkley Corp.	14,345	724,566
		10,914,478
Office REITs (2.0%)
Alexandria Real Estate Equities, Inc.	10,266	1,006,479
BioMed Realty Trust, Inc.	28,695	650,229
Corporate Office Properties Trust SBI	13,186	387,405
Duke Realty Corp.	49,135	1,069,669
Highwoods Properties, Inc.	13,243	606,264
Kilroy Realty Corp.	12,311	937,729
Mack-Cali Realty Corp.	11,934	230,087
		4,887,862
Real Estate Management & Development (0.6%)
Alexander & Baldwin, Inc.	6,472	279,461
Jones Lang LaSalle, Inc.	6,429	1,095,502
		1,374,963
Residential REITs (1.8%)
American Campus Communities, Inc.	15,989	685,448
Camden Property Trust	12,359	965,609
Home Properties, Inc.	8,236	570,673
Mid-America Apartment Communities, Inc.	10,731	829,184
UDR, Inc.	36,881	1,255,060
		4,305,974
Retail REITs (3.1%)
Equity One, Inc.	11,039	294,631
Federal Realty Investment Trust	9,786	1,440,597
National Retail Properties, Inc.	18,844	772,039
Realty Income Corp.	32,074	1,655,018
Regency Centers Corp.	13,415	912,756
Tanger Factory Outlet Centers, Inc.	13,407	471,524
Taubman Centers, Inc.	9,024	696,021
Urban Edge Properties	12,456	295,207
Weingarten Realty Investors	16,063	577,947
WP GLIMCHER, Inc.	26,382	438,733
		7,554,473
Specialized REITs (2.2%)
Extra Space Storage, Inc.	15,759	1,064,836
Hospitality Properties Trust	21,370	704,996
Lamar Advertising Co. - Class A	11,438	677,930
LaSalle Hotel Properties	16,093	625,374
Omega Healthcare Investors, Inc.	19,756	801,501
Potlatch Corp.	5,787	231,712
Rayonier, Inc.	18,042	486,412
Senior Housing Properties Trust	33,491	743,165
		5,335,926
Thrifts & Mortgage Finance (0.8%)
First Niagara Financial Group, Inc.	50,446	445,943
New York Community Bancorp, Inc.	63,080	1,055,328

See accompanying notes to investments in securities.

	Shares	Value(a)
Washington Federal, Inc.	13,973	$304,681
		1,805,952
Health Care (9.0%)
Biotechnology (0.5%)
United Therapeutics Corp. (b)	6,676	1,151,176

Health Care Equipment & Supplies (3.5%)
Align Technology, Inc. (b)	10,354	556,890
Halyard Health, Inc. (b)	6,632	326,294
Hill-Rom Holdings, Inc.	8,017	392,833
Hologic, Inc. (b)	34,713	1,146,397
IDEXX Laboratories, Inc. (b)	6,729	1,039,496
ResMed, Inc.	20,032	1,437,897
Sirona Dental Systems, Inc. (b)	7,918	712,541
STERIS Corp.	8,491	596,662
Teleflex, Inc.	5,907	713,743
The Cooper Cos., Inc.	6,919	1,296,759
Thoratec Corp. (b)	7,689	322,092
		8,541,604
Health Care Providers & Services (2.9%)
Centene Corp. (b)	16,935	1,197,135
Community Health Systems, Inc. (b)	16,636	869,730
Health Net, Inc. (b)	10,893	658,918
HMS Holdings Corp. (b)	12,593	194,562
LifePoint Hospitals, Inc. (b)	6,275	460,899
Mednax, Inc. (b)	13,694	992,952
Omnicare, Inc.	13,841	1,066,587
Owens & Minor, Inc.	8,987	304,120
VCA, Inc. (b)	11,661	639,256
WellCare Health Plans, Inc. (b)	6,264	572,905
		6,957,064
Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc. (b)	24,185	289,253

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc. - Class A (b)	2,980	402,836
Bio-Techne Corp.	5,226	524,116
Charles River Laboratories International, Inc. (b)	6,745	534,811
Mettler-Toledo International, Inc. (b)	3,990	1,311,314
		2,773,077
Pharmaceuticals (0.9%)
Akorn, Inc. (b)	10,604	503,796
Salix Pharmaceuticals, Ltd. (b)	9,082	1,569,460
		2,073,256
Industrials (16.0%)
Aerospace & Defense (2.1%)
BE Aerospace, Inc.	15,102	960,789
Esterline Technologies Corp. (b)	4,380	501,160
Exelis, Inc.	26,578	647,706
Huntington Ingalls Industries, Inc.	6,885	964,933
KLX, Inc. (b)	7,477	288,164
Orbital ATK, Inc.	8,450	647,523
Teledyne Technologies, Inc. (b)	5,026	536,425
Triumph Group, Inc.	7,100	424,012
		4,970,712
Airlines (0.8%)
Alaska Air Group, Inc.	18,711	1,238,294
JetBlue Airways Corp. (b)	37,216	716,408
		1,954,702
Building Products (1.0%)
AO Smith Corp.	10,699	702,496
Fortune Brands Home & Security, Inc.	22,614	1,073,713
Lennox International, Inc.	5,858	654,280
		2,430,489
Commercial Services & Supplies (2.0%)
Clean Harbors, Inc. (b)	7,627	433,061
Copart, Inc. (b)	16,218	609,310
Corrections Corp. of America	16,645	670,128
Deluxe Corp.	7,110	492,581
Herman Miller, Inc.	8,478	235,349
HNI Corp.	6,206	342,385
MSA Safety, Inc.	4,409	219,921
Rollins, Inc.	13,713	339,122
RR Donnelley & Sons Co.	28,478	546,493
Waste Connections, Inc.	17,671	850,682
		4,739,032
Construction & Engineering (0.5%)
AECOM (b)	22,159	682,941
Granite Construction, Inc.	5,138	180,549
KBR, Inc.	20,640	298,867
		1,162,357
Electrical Equipment (1.4%)
Acuity Brands, Inc.	6,181	1,039,397
Belden, Inc.	5,986	560,050
Hubbell, Inc. - Class B	7,681	841,991

See accompanying notes to investments in securities.

	Shares	Value(a)
Regal-Beloit Corp.	6,372	$509,250
Woodward Governor Co.	8,168	416,650
		3,367,338
Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	9,289	860,440

Machinery (4.3%)
AGCO Corp.	11,466	546,240
CLARCOR, Inc.	7,155	472,659
Crane Co.	6,927	432,314
Donaldson Co., Inc.	18,099	682,513
Graco, Inc.	8,314	599,938
Harsco Corp.	11,413	196,988
IDEX Corp.	11,100	841,713
ITT Corp.	12,969	517,593
Kennametal, Inc.	11,282	380,091
Lincoln Electric Holdings, Inc.	11,071	723,933
Nordson Corp.	8,085	633,379
Oshkosh Corp.	11,057	539,471
SPX Corp.	5,842	495,986
Terex Corp.	15,055	400,313
Timken Co.	10,617	447,400
Trinity Industries, Inc.	22,186	787,825
Valmont Industries, Inc.	3,377	414,966
Wabtec Corp.	13,731	1,304,582
		10,417,904
Marine (0.2%)
Kirby Corp. (b)	7,877	591,169

Professional Services (1.2%)
FTI Consulting, Inc. (b)	5,896	220,864
Manpower, Inc.	11,164	961,779
The Corporate Executive Board Co.	4,771	381,012
Tower Watson & Co. - Class A	9,915	1,310,614
		2,874,269
Road & Rail (1.5%)
Con-way, Inc.	8,206	362,131
Genesee & Wyoming, Inc. - Class A (b)	7,308	704,783
JB Hunt Transport Services, Inc.	13,119	1,120,297
Landstar System, Inc.	6,384	423,259
Old Dominion Freight Line, Inc. (b)	9,674	747,800
Werner Enterprises, Inc.	6,370	200,082
		3,558,352
Trading Companies & Distributors (0.7%)
GATX Corp.	6,313	366,028
MSC Industrial Direct Co. - Class A	7,231	522,078
Now, Inc. (b)	15,259	330,205
Watsco, Inc.	3,909	491,361
		1,709,672
Information Technology (16.3%)
Communications Equipment (1.1%)
ARRIS Group, Inc. (b)	18,827	544,006
Ciena Corp. (b)	15,427	297,895
InterDigital, Inc.	5,292	268,516
JDS Uniphase Corp. (b)	33,163	435,099
Plantronics, Inc.	6,128	324,478
Polycom, Inc. (b)	19,081	255,685
Riverbed Technology, Inc. (b)	22,107	462,257
		2,587,936
Computers & Peripherals (0.7%)
3D Systems Corp. (b)	14,899	408,531
Diebold, Inc.	9,222	327,012
Lexmark International, Inc. - Class A	8,639	365,775
NCR Corp. (b)	24,042	709,479
		1,810,797
Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc. (b)	13,548	828,460
Avnet, Inc. (c)	19,437	864,947
Cognex Corp. (b)	12,334	611,643
FEI Co.	5,959	454,910
Ingram Micro, Inc. - Class A (b)	22,268	559,372
IPG Photonics Corp. (b)	5,090	471,843
Itron, Inc. (b)	5,393	196,898
Jabil Circuit, Inc.	27,539	643,862
Keysight Technologies, Inc. (b)	24,008	891,897
Knowles Corp. (b)	12,124	233,630
National Instruments Corp.	14,427	462,241
Tech Data Corp. (b)	5,452	314,962
Trimble Navigation, Ltd. (b)	36,939	930,863
Vishay Intertechnology, Inc.	19,350	267,417
		7,732,945
Internet Software & Services (0.5%)
AOL, Inc. (b)	11,175	442,642
Rackspace Hosting, Inc. (b)	16,658	859,386
		1,302,028
IT Services (3.0%)
Acxiom Corp. (b)	11,013	203,631
Broadridge Financial Solutions, Inc.	17,226	947,602
Convergys Corp.	14,028	320,820

See accompanying notes to investments in securities.

	Shares	Value(a)
CoreLogic, Inc. (b)	12,797	$451,350
DST Systems, Inc.	3,997	442,508
Gartner, Inc. - Class A (b)	12,474	1,045,945
Global Payments, Inc.	9,557	876,186
Jack Henry & Associates, Inc.	11,655	814,568
Leidos Holdings, Inc.	8,867	372,059
MAXIMUS, Inc.	9,386	626,609
NeuStar, Inc. - Class A (b)	7,940	195,483
Science Applications International Corp.	5,515	283,195
WEX, Inc. (b)	5,529	593,594
		7,173,550
Office Electronics (0.3%)
Zebra Technologies Corp. - Class A (b)	7,257	658,319

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc. (b)	89,736	240,492
Atmel Corp.	59,326	488,253
Cree, Inc. (b)	15,910	564,646
Cypress Semiconductor Corp. (b)	45,294	639,098
Fairchild Semiconductor International, Inc. (b)	16,605	301,879
Integrated Device Technology, Inc. (b)	21,135	423,123
Intersil Corp. - Class A	18,600	266,352
Qorvo, Inc. (b)	21,160	1,686,452
Semtech Corp. (b)	9,513	253,474
Silicon Laboratories, Inc. (b)	5,510	279,743
SunEdison, Inc. (b)	35,916	861,984
Teradyne, Inc.	31,040	585,104
		6,590,600
Software (4.8%)
ACI Worldwide, Inc. (b)	16,516	357,737
Advent Software, Inc.	6,416	283,010
ANSYS, Inc. (b)	12,749	1,124,334
Cadence Design Systems, Inc. (b)	41,663	768,266
CDK Global, Inc.	22,931	1,072,253
CommVault Systems, Inc. (b)	6,015	262,855
Factset Research Systems, Inc.	5,528	880,058
Fair Isaac Corp.	4,422	392,320
Fortinet, Inc. (b)	20,216	706,549
Informatica Corp. (b)	15,596	683,963
Mentor Graphics Corp.	13,944	335,074
PTC, Inc. (b)	16,380	592,465
Rovi Corp. (b)	13,103	238,606
Solarwinds, Inc. (b)	9,456	484,525
Solera Holdings, Inc.	9,538	492,733
Synopsys, Inc. (b)	21,904	1,014,593
The Ultimate Software Group, Inc. (b)	4,080	693,416
Tyler Technologies, Inc. (b)	4,786	576,857
VeriFone Systems, Inc. (b)	16,211	565,602
		11,525,216
Materials (7.3%)
Chemicals (3.1%)
Albemarle Corp.	15,985	844,647
Ashland, Inc.	9,082	1,156,229
Cabot Corp.	9,081	408,645
Cytec Industries, Inc.	10,072	544,291
Minerals Technologies, Inc.	4,945	361,480
NewMarket Corp.	1,514	723,389
Olin Corp.	10,932	350,261
PolyOne Corp.	12,610	470,984
RPM International, Inc.	19,062	914,785
Sensient Technologies Corp.	6,710	462,185
The Scotts Miracle-Gro Co. - Class A	6,331	425,253
Valspar Corp.	10,658	895,592
		7,557,741
Construction Materials (0.3%)
Eagle Materials, Inc.	7,165	598,707

Containers & Packaging (2.0%)
Aptargroup, Inc.	8,884	564,312
Bemis Co., Inc.	13,864	642,042
Greif, Inc. - Class A	4,834	189,831
Packaging Corp. of America	14,024	1,096,537
Rock-Tenn Co. - Class A	19,942	1,286,259
Silgan Holdings, Inc.	5,939	345,234
Sonoco Products Co.	14,351	652,396
		4,776,611
Metals & Mining (1.6%)
Carpenter Technology Corp.	7,439	289,228
Cliffs Natural Resources, Inc.	21,846	105,079
Commercial Metals Co.	16,735	270,940
Compass Minerals International, Inc.	4,791	446,569
Reliance Steel & Aluminum Co.	11,053	675,117
Royal Gold, Inc.	9,294	586,544
Steel Dynamics, Inc.	34,424	691,923
TimkenSteel Corp.	5,269	139,471
United States Steel Corp.	20,760	506,544
Worthington Industries, Inc.	7,077	188,319
		3,899,734

See accompanying notes to investments in securities.

	Shares	Value(a)
Paper & Forest Products (0.3%)
Domtar Corp. (d)	9,003	$416,119
Louisiana-Pacific Corp. (b)	20,290	334,988
		751,107
Telecommunication Services (0.3%)
Gas Utilities (0.1%)
ONE GAS, Inc.	7,432	321,285

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	13,995	348,476

Utilities (4.6%)
Electric Utilities (1.2%)
Cleco Corp.	8,619	469,908
Great Plains Energy, Inc.	21,972	586,213
Hawaiian Electric Industries, Inc.	14,639	470,205
IDACORP, Inc.	7,163	450,338
PNM Resources, Inc.	11,352	331,478
Westar Energy, Inc.	18,833	729,967
		3,038,109
Gas Utilities (1.7%)
Atmos Energy Corp.	14,367	794,495
Energen Corp.	10,403	686,598
National Fuel Gas Co.	12,010	724,563
Questar Corp.	25,012	596,786
UGI Corp.	24,626	802,561
WGL Holdings, Inc.	7,086	399,651
		4,004,654
Multi-Utilities (1.4%)
Alliant Energy Corp.	15,811	996,093
Black Hills Corp.	6,367	321,152
MDU Resources Group, Inc.	27,710	591,331
OGE Energy Corp.	28,431	898,704
Vectren Corp.	11,771	519,572
		3,326,852
Water Utilities (0.3%)
Aqua America, Inc.	25,202	664,073
Total common stocks (cost: $149,953,500)		235,217,018
Short-Term Securities (2.4%)
Investment Companies (2.4%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	5,776,602	5,776,602
Total short-term securities (cost: $5,776,602)		$5,776,602
Total investments in securities (cost: $155,730,102) (e)		240,993,620
Cash and other assets in excess of liabilities (0.1%)		185,044
Total net assets (100.0%)		$241,178,664

Investments in Securities Legend

  (a)        Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

  (b)        Non-income producing security.

  (c)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2015, securities with an aggregate market value of $1,083,500 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)

S&P Mid 400® E-Mini Index Future	June 2015	37	Long	$146,108
		37		$146,108

  (d)        Foreign security: The Fund held 2.0% of net assets in foreign securities at March 31, 2015.

  (e)         At March 31, 2015 the cost of securities for federal income tax purposes was $156,241,617. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$91,294,778
Gross unrealized depreciation	(6,542,775)
Net unrealized appreciation	$84,752,003

See accompanying notes to investments in securities.

SFT Advantus Index 500 Fund

Investments in Securities

March 31, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.2%)
Consumer Discretionary (12.5%)
Auto Components (0.4%)
BorgWarner, Inc.	8,043	$486,441
Delphi Automotive PLC (b)	10,396	828,977
Johnson Controls, Inc.	23,540	1,187,358
The Goodyear Tire & Rubber Co.	9,653	261,403
		2,764,179
Automobiles (0.7%)
Ford Motor Co.	141,676	2,286,651
General Motors Co.	48,445	1,816,687
Harley-Davidson, Inc.	7,574	460,045
		4,563,383
Distributors (0.1%)
Genuine Parts Co.	5,474	510,122

Diversified Consumer Services (0.0%)
H&R Block, Inc.	9,855	316,050

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	16,132	771,755
Chipotle Mexican Grill, Inc. (c)	1,149	747,470
Darden Restaurants, Inc.	4,442	308,008
Marriott International, Inc. - Class A	7,428	596,617
McDonald’s Corp.	34,421	3,353,982
Royal Caribbean Cruises, Ltd.	5,881	481,360
Starbucks Corp.	26,801	2,538,055
Starwood Hotels & Resorts Worldwide, Inc.	6,149	513,441
Wyndham Worldwide Corp.	4,314	390,288
Wynn Resorts, Ltd.	2,901	365,178
Yum! Brands, Inc.	15,511	1,221,026
		11,287,180
Household Durables (0.5%)
DR Horton, Inc.	11,883	338,428
Garmin, Ltd. (b)	4,314	205,001
Harman International Industries, Inc.	2,454	327,928
Leggett & Platt, Inc.	4,929	227,178
Lennar Corp. - Class A	6,295	326,144
Mohawk Industries, Inc. (c)	2,280	423,510
Newell Rubbermaid, Inc.	9,709	379,331
PulteGroup, Inc.	11,851	263,448
Stanley Black & Decker, Inc.	5,610	534,969
Whirlpool Corp.	2,789	563,545
		3,589,482
Internet & Catalog Retail (1.3%)
Amazon.com, Inc. (c)	13,699	5,097,398
Expedia, Inc.	3,535	332,749
Netflix, Inc. (c)	2,226	927,552
The Priceline Group, Inc. (c)	1,912	2,225,855
TripAdvisor, Inc. (c)	3,992	332,015
		8,915,569
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,951	249,861
Mattel, Inc.	12,035	275,000
		524,861
Media (3.6%)
Cablevision Systems Corp.	7,840	143,472
CBS Corp. - Class B	16,384	993,362
Comcast Corp. - Class A	91,005	5,139,052
DIRECTV (c)	17,988	1,530,779
Discovery Communications, Inc. - Class A (c)	5,318	163,582
Discovery Communications, Inc. - Class C (c)	9,679	285,289
Gannett Co., Inc.	8,088	299,903
Interpublic Group of Cos., Inc.	14,767	326,646
McGraw Hill Financial, Inc.	9,824	1,015,802
News Corp. - Class A (c)	17,867	286,051
Omnicom Group, Inc.	8,789	685,366
Scripps Networks Interactive, Inc. - Class A	3,489	239,206
The Walt Disney Co.	55,998	5,873,630
Time Warner Cable, Inc.	10,046	1,505,694
Time Warner, Inc.	29,744	2,511,583
Twenty-First Century Fox, Inc. - Class A	65,484	2,215,979
Viacom, Inc. - Class B	13,078	893,227
		24,108,623
Multiline Retail (0.8%)
Dollar General Corp. (c)	10,867	819,154
Dollar Tree, Inc. (c)	7,365	597,633
Family Dollar Stores, Inc.	3,440	272,586
Kohl’s Corp.	7,235	566,139
Macy’s, Inc.	12,198	791,772
Nordstrom, Inc.	5,042	404,973
Target Corp.	22,814	1,872,345
		5,324,602
Specialty Retail (2.4%)
AutoNation, Inc. (c)	2,674	172,018
AutoZone, Inc. (c)	1,162	792,670
Bed Bath & Beyond, Inc. (c)	6,634	509,325
Best Buy Co., Inc.	10,327	390,257

See accompanying notes to investments in securities.

	Shares	Value(a)
CarMax, Inc. (c)	7,521	$519,024
GameStop Corp. - Class A	3,886	147,513
L Brands, Inc.	8,805	830,223
Lowe’s Cos., Inc.	34,846	2,592,194
O’Reilly Automotive, Inc. (c)	3,633	785,600
Ross Stores, Inc.	7,413	781,034
Staples, Inc.	22,915	373,171
The Gap, Inc.	9,457	409,772
The Home Depot, Inc.	47,200	5,362,392
The TJX Cos., Inc.	24,450	1,712,723
Tiffany & Co.	4,030	354,680
Tractor Supply Co.	4,868	414,072
Urban Outfitters, Inc. (c)	3,583	163,564
		16,310,232
Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	9,870	408,914
Fossil Group, Inc. (c)	1,513	124,747
Hanesbrands, Inc.	14,354	481,002
Michael Kors Holdings, Ltd. (b) (c)	7,189	472,677
NIKE, Inc. - Class B	25,093	2,517,581
PVH Corp.	2,976	317,123
Ralph Lauren Corp.	2,133	280,489
Under Armour, Inc. - Class A (c)	5,970	482,077
VF Corp.	12,261	923,376
		6,007,986
Consumer Staples (9.4%)
Beverages (2.1%)
Brown-Forman Corp. - Class B	5,603	506,231
Coca-Cola Enterprises, Inc.	7,771	343,478
Constellation Brands, Inc. - Class A (c)	6,010	698,422
Dr Pepper Snapple Group, Inc.	6,863	538,609
Keurig Green Mountain, Inc.	4,352	486,249
Molson Coors Brewing Co. - Class B	5,707	424,886
Monster Beverage Corp. (c)	5,263	728,373
PepsiCo, Inc.	53,089	5,076,370
The Coca-Cola Co.	140,734	5,706,764
		14,509,382
Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	15,779	2,390,439
CVS Health Corp.	40,299	4,159,260
Sysco Corp.	21,214	800,404
The Kroger Co.	17,589	1,348,373
Wal-Mart Stores, Inc.	56,567	4,652,636
Walgreens Boots Alliance, Inc.	31,227	2,644,302
Whole Foods Market, Inc.	12,885	671,051
		16,666,465
Food Products (1.5%)
Archer-Daniels-Midland Co.	22,716	1,076,738
Campbell Soup Co.	6,316	294,010
ConAgra Foods, Inc.	15,216	555,840
General Mills, Inc.	21,524	1,218,258
Hormel Foods Corp.	4,812	273,562
Kellogg Co.	9,028	595,397
Kraft Foods Group, Inc.	20,989	1,828,457
McCormick & Co., Inc.	4,525	348,923
Mead Johnson Nutrition Co.	7,236	727,435
Mondelez International, Inc. - Class A	59,074	2,131,981
The Hershey Co.	5,300	534,823
The JM Smucker Co.	3,646	421,952
Tyson Foods, Inc. - Class A	10,395	398,128
		10,405,504
Household Products (1.8%)
Clorox Co.	4,734	522,586
Colgate-Palmolive Co.	30,536	2,117,366
Kimberly-Clark Corp.	13,089	1,401,963
The Procter & Gamble Co.	96,681	7,922,041
		11,963,956
Personal Care (0.1%)
The Estee Lauder Cos., Inc. - Class A	7,922	658,794

Tobacco (1.4%)
Altria Group, Inc.	70,528	3,527,811
Lorillard, Inc.	12,894	842,623
Philip Morris International, Inc.	55,401	4,173,357
Reynolds American, Inc.	11,036	760,491
		9,304,282
Energy (7.8%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	15,497	985,299
Cameron International Corp. (c)	6,937	312,997
Diamond Offshore Drilling, Inc.	2,307	61,805
Ensco PLC - Class A (b)	8,292	174,712
FMC Technologies, Inc. (c)	8,275	306,258
Halliburton Co.	30,353	1,331,890
Helmerich & Payne, Inc.	3,777	257,100
National Oilwell Varco, Inc.	14,681	733,903
Noble Corp. PLC (b)	8,665	123,736

See accompanying notes to investments in securities.

	Shares	Value(a)
Schlumberger, Ltd.	45,673	$3,810,955
Transocean, Ltd. (b)	12,195	178,901
		8,277,556
Oil, Gas & Consumable Fuels (6.6%)
Anadarko Petroleum Corp.	18,139	1,502,090
Apache Corp.	13,484	813,490
Cabot Oil & Gas Corp. - Class A	14,793	436,837
Chesapeake Energy Corp.	18,481	261,691
Chevron Corp.	67,336	7,068,933
Cimarex Energy Co.	3,140	361,383
ConocoPhillips	44,087	2,744,857
Consol Energy, Inc.	8,244	229,925
Devon Energy Corp.	13,773	830,650
EOG Resources, Inc.	19,627	1,799,600
EQT Corp.	5,426	449,653
Exxon Mobil Corp.	150,227	12,769,295
Hess Corp.	8,701	590,537
Kinder Morgan, Inc.	61,028	2,566,838
Marathon Oil Corp.	24,172	631,131
Marathon Petroleum Corp.	9,779	1,001,272
Murphy Oil Corp.	5,975	278,435
Newfield Exploration Co. (c)	5,715	200,539
Noble Energy, Inc.	13,851	677,314
Occidental Petroleum Corp.	27,596	2,014,508
Phillips 66	19,464	1,529,870
Pioneer Natural Resources Co.	5,333	871,999
QEP Resources, Inc.	5,784	120,596
Range Resources Corp.	5,938	309,013
Southwestern Energy Co. (c)	13,769	319,303
Spectra Energy Corp.	24,033	869,274
Tesoro Corp.	4,421	403,593
The Williams Cos., Inc.	24,094	1,218,915
Valero Energy Corp.	18,440	1,173,153
		44,044,694
Financial (15.6%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc. (c)	1,969	422,902
Ameriprise Financial, Inc.	6,509	851,638
BlackRock, Inc.	4,563	1,669,328
E*Trade Financial Corp. (c)	10,244	292,517
Franklin Resources, Inc.	13,943	715,555
Invesco, Ltd.	15,330	608,448
Legg Mason, Inc.	3,496	192,979
Morgan Stanley	55,216	1,970,659
Northern Trust Corp.	7,828	545,220
State Street Corp.	14,765	1,085,671
T Rowe Price Group, Inc.	9,290	752,304
The Bank of New York Mellon Corp.	39,892	1,605,254
The Charles Schwab Corp.	41,319	1,257,750
The Goldman Sachs Group, Inc.	14,508	2,727,069
		14,697,294
Commercial Banks (5.6%)
Bank of America Corp.	376,666	5,796,890
BB&T Corp.	25,798	1,005,864
Citigroup, Inc.	108,653	5,597,803
Comerica, Inc.	6,335	285,899
Fifth Third Bancorp	29,179	550,024
Huntington Bancshares, Inc.	29,010	320,560
JPMorgan Chase & Co.	133,524	8,088,887
KeyCorp	30,632	433,749
M&T Bank Corp.	4,731	600,837
Regions Financial Corp.	48,094	454,488
SunTrust Banks, Inc.	18,785	771,876
The PNC Financial Services Group, Inc.	18,648	1,738,739
US Bancorp	63,791	2,785,753
Wells Fargo & Co.	167,915	9,134,576
Zions Bancorporation	7,168	193,536
		37,759,481
Consumer Finance (0.8%)
American Express Co.	31,390	2,452,187
Capital One Financial Corp.	19,754	1,557,010
Discover Financial Services	16,017	902,558
Navient Corp.	14,377	292,284
		5,204,039
Diversified Financial Services (0.4%)
CME Group, Inc.	11,340	1,074,012
Intercontinental Exchange, Inc.	4,037	941,711
Leucadia National Corp.	11,248	250,718
Moody’s Corp.	6,368	660,998
The NASDAQ OMX Group, Inc.	4,203	214,101
		3,141,540
Industrial REITs (0.1%)
ProLogis, Inc.	18,341	798,934

Insurance (4.0%)
ACE, Ltd. (b)	11,723	1,306,997
Aflac, Inc.	15,718	1,006,109
American International Group, Inc.	49,152	2,693,038
Aon PLC (b)	10,037	964,756
Assurant, Inc.	2,416	148,367

See accompanying notes to investments in securities.

	Shares	Value(a)
Berkshire Hathaway, Inc. - Class B (c)	65,313	$9,425,972
Chubb Corp.	8,268	835,895
Cincinnati Financial Corp.	5,270	280,786
Genworth Financial, Inc. - Class A (c)	17,788	130,030
Hartford Financial Services Group, Inc.	15,075	630,437
Lincoln National Corp.	9,182	527,598
Loews Corp.	10,620	433,615
Marsh & McLennan Cos., Inc.	19,273	1,081,023
MetLife, Inc.	40,019	2,022,960
Principal Financial Group, Inc.	9,781	502,450
Prudential Financial, Inc.	16,259	1,305,760
The Allstate Corp.	14,913	1,061,358
The Progressive Corp.	19,158	521,098
The Travelers Cos., Inc.	11,509	1,244,468
Torchmark Corp.	4,507	247,524
Unum Group	8,925	301,040
XL Group PLC (b)	9,141	336,389
		27,007,670
Office REITs (0.3%)
Boston Properties, Inc.	5,483	770,252
SL Green Realty Corp.	3,532	453,438
Vornado Realty Trust	6,253	700,336
		1,924,026
Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (c)	10,014	387,642

Residential REITs (0.4%)
Apartment Investment & Management Co. - Class A	5,530	217,661
AvalonBay Communities, Inc.	4,728	823,854
Equity Residential	12,978	1,010,467
Essex Property Trust, Inc.	2,390	549,461
		2,601,443
Retail REITs (0.5%)
General Growth Properties, Inc.	22,475	664,136
Kimco Realty Corp.	14,735	395,635
Simon Property Group, Inc.	11,131	2,177,669
The Macerich Co.	5,034	424,517
		3,661,957
Specialized REITs (1.1%)
American Tower Corp.	15,150	1,426,372
Crown Castle International Corp.	11,957	986,931
HCP, Inc.	16,449	710,761
Health Care REIT, Inc.	12,515	968,160
Host Hotels & Resorts, Inc.	27,124	547,362
Iron Mountain, Inc.	6,677	243,584
Plum Creek Timber Co., Inc.	6,299	273,692
Public Storage	5,197	1,024,537
Ventas, Inc.	11,847	865,068
Weyerhaeuser Co.	18,782	622,613
		7,669,080
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	17,234	180,612
People’s United Financial, Inc.	11,030	167,656
		348,268
Health Care (14.5%)
Biotechnology (3.0%)
Alexion Pharmaceuticals, Inc. (c)	7,240	1,254,692
Amgen, Inc.	27,145	4,339,128
Biogen, Inc. (c)	8,459	3,571,728
Celgene Corp. (c)	28,707	3,309,343
Gilead Sciences, Inc. (c)	53,341	5,234,352
Regeneron Pharmaceuticals, Inc. (c)	2,681	1,210,418
Vertex Pharmaceuticals, Inc. (c)	8,714	1,027,991
		19,947,652
Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	54,042	2,503,766
Baxter International, Inc.	19,411	1,329,653
Becton Dickinson and Co.	7,443	1,068,740
Boston Scientific Corp. (c)	47,650	845,788
CR Bard, Inc.	2,710	453,519
DENTSPLY International, Inc.	4,969	252,872
Edwards Lifesciences Corp. (c)	3,831	545,764
Intuitive Surgical, Inc. (c)	1,298	655,529
Medtronic PLC (b)	51,037	3,980,376
St Jude Medical, Inc.	10,073	658,774
Stryker Corp.	10,704	987,444
Varian Medical Systems, Inc. (c)	3,580	336,842
Zimmer Holdings, Inc.	6,065	712,759
		14,331,826
Health Care Providers & Services (2.7%)
Aetna, Inc.	12,596	1,341,852
AmerisourceBergen Corp.	7,441	845,818
Anthem, Inc.	9,555	1,475,387

See accompanying notes to investments in securities.

	Shares	Value(a)
Cardinal Health, Inc.	11,754	$1,061,034
Cigna Corp.	9,256	1,198,097
DaVita HealthCare Partners, Inc. (c)	6,157	500,441
Express Scripts Holding Co. (c)	26,033	2,258,883
HCA Holdings, Inc. (c)	10,543	793,150
Henry Schein, Inc. (c)	3,001	419,000
Humana, Inc.	5,358	953,831
Laboratory Corp. of America Holdings (c)	3,566	449,637
McKesson Corp.	8,405	1,901,211
Patterson Cos., Inc.	3,065	149,541
Quest Diagnostics, Inc.	5,176	397,776
Tenet Healthcare Corp. (c)	3,520	174,275
UnitedHealth Group, Inc.	34,155	4,040,195
Universal Health Services, Inc. - Class B	3,267	384,559
		18,344,687
Health Care Technology (0.1%)
Cerner Corp. (c)	10,885	797,435

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	11,945	496,315
PerkinElmer, Inc.	4,045	206,861
Thermo Fisher Scientific, Inc.	14,210	1,908,972
Waters Corp. (c)	2,982	370,722
		2,982,870
Pharmaceuticals (6.2%)
AbbVie, Inc.	57,065	3,340,585
Actavis PLC (c)	13,984	4,161,918
Bristol-Myers Squibb Co.	59,526	3,839,427
Eli Lilly & Co.	34,994	2,542,314
Endo International PLC (b) (c)	6,357	570,223
Hospira, Inc. (c)	6,160	541,094
Johnson & Johnson	99,580	10,017,748
Mallinckrodt PLC (c)	4,164	527,371
Merck & Co., Inc.	101,646	5,842,612
Mylan NV (c)	13,305	789,652
Perrigo Co. PLC (b)	5,041	834,537
Pfizer, Inc.	219,497	7,636,301
Zoetis, Inc.	17,855	826,508
		41,470,290
Industrials (10.0%)
Aerospace & Defense (2.6%)
General Dynamics Corp.	11,276	1,530,491
Honeywell International, Inc.	28,037	2,924,539
L-3 Communications Holdings, Inc.	2,982	375,106
Lockheed Martin Corp.	9,618	1,952,069
Northrop Grumman Corp.	7,106	1,143,782
Precision Castparts Corp.	5,105	1,072,050
Raytheon Co.	11,044	1,206,557
Rockwell Collins, Inc.	4,761	459,675
The Boeing Co.	23,461	3,521,027
United Technologies Corp.	29,595	3,468,534
		17,653,830
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	5,239	383,600
Expeditors International of Washington, Inc.	6,813	328,250
FedEx Corp.	9,435	1,561,021
United Parcel Service, Inc. - Class B	24,865	2,410,413
		4,683,284
Airlines (0.6%)
American Airlines Group, Inc.	25,687	1,355,760
Delta Air Lines, Inc.	29,520	1,327,219
Southwest Airlines Co.	24,209	1,072,459
		3,755,438
Building Products (0.1%)
Allegion PLC (b)	3,428	209,691
Masco Corp.	12,518	334,230
		543,921
Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	3,162	167,302
Cintas Corp.	3,477	283,828
Pitney Bowes, Inc.	7,198	167,857
Republic Services, Inc.	8,941	362,647
Stericycle, Inc. (c)	3,051	428,452
The ADT Corp.	6,129	254,476
Tyco International PLC	14,988	645,383
Waste Management, Inc.	15,253	827,170
		3,137,115
Construction & Engineering (0.1%)
Fluor Corp.	5,196	297,003
Jacobs Engineering Group, Inc. (c)	4,576	206,652
Quanta Services, Inc. (c)	7,573	216,058
		719,713
Electrical Equipment (0.6%)
AMETEK, Inc.	8,633	453,578
Eaton Corp. PLC	16,998	1,154,844
Emerson Electric Co.	24,539	1,389,398
Rockwell Automation, Inc.	4,862	563,944
Roper Industries, Inc.	3,599	619,028
		4,180,792

See accompanying notes to investments in securities.

	Shares	Value(a)
Industrial Conglomerates (2.2%)
3M Co.	22,733	$3,749,808
Danaher Corp.	21,996	1,867,460
General Electric Co.	360,461	8,943,038
Textron, Inc.	9,887	438,291
		14,998,597
Machinery (1.3%)
Caterpillar, Inc.	21,683	1,735,291
Cummins, Inc.	5,985	829,760
Deere & Co.	12,158	1,066,135
Dover Corp.	5,822	402,417
Flowserve Corp.	4,782	270,135
Illinois Tool Works, Inc.	12,502	1,214,444
Ingersoll-Rand PLC	9,408	640,497
Joy Global, Inc.	3,416	133,839
PACCAR, Inc.	12,682	800,741
Pall Corp.	3,815	382,988
Parker Hannifin Corp.	5,102	606,016
Pentair PLC (b)	6,533	410,860
Snap-On, Inc.	2,038	299,708
Xylem, Inc.	6,514	228,120
		9,020,951
Professional Services (0.3%)
Dun & Bradstreet Corp.	1,239	159,038
Equifax, Inc.	4,219	392,367
Nielsen NV	11,301	503,686
Robert Half International, Inc.	4,768	288,559
United Rentals, Inc. (c)	3,457	315,140
		1,658,790
Road & Rail (0.9%)
CSX Corp.	35,475	1,174,932
Kansas City Southern	3,952	403,420
Norfolk Southern Corp.	10,983	1,130,370
Ryder System, Inc.	1,860	176,496
Union Pacific Corp.	31,562	3,418,480
		6,303,698
Trading Companies & Distributors (0.1%)
Fastenal Co.	9,668	400,594
WW Grainger, Inc.	2,155	508,170
		908,764
Information Technology (19.1%)
Communications Equipment (1.5%)
Cisco Systems, Inc.	182,819	5,032,093
F5 Networks, Inc. (c)	2,558	294,016
Harris Corp.	3,646	287,159
Juniper Networks, Inc.	12,884	290,921
Motorola Solutions, Inc.	6,733	448,889
QUALCOMM, Inc.	59,076	4,096,330
		10,449,408
Computers & Peripherals (4.7%)
Apple, Inc. (d)	208,606	25,956,845
EMC Corp.	71,200	1,819,872
Hewlett-Packard Co.	65,093	2,028,298
NetApp, Inc.	11,163	395,840
SanDisk Corp.	7,629	485,357
Western Digital Corp.	7,718	702,415
		31,388,627
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	11,084	653,180
Corning, Inc.	45,531	1,032,643
FLIR Systems, Inc.	4,946	154,711
Seagate Technology PLC	11,720	609,792
TE Connectivity, Ltd. (b)	14,465	1,035,983
		3,486,309
Internet Software & Services (3.3%)
Akamai Technologies, Inc. (c)	6,375	452,912
eBay, Inc. (c)	39,436	2,274,668
Equinix, Inc.	2,023	471,056
Facebook, Inc. - Class A (c)	75,182	6,181,088
Google, Inc. - Class A (c)	10,310	5,718,957
Google, Inc. - Class C (c)	10,300	5,644,400
VeriSign, Inc. (c)	3,767	252,276
Yahoo!, Inc. (c)	31,179	1,385,439
		22,380,796
IT Services (3.2%)
Accenture PLC - Class A (b)	22,475	2,105,683
Alliance Data Systems Corp. (c)	2,303	682,264
Automatic Data Processing, Inc.	17,017	1,457,336
Cognizant Technology Solutions Corp. - Class A (c)	21,809	1,360,663
Computer Sciences Corp.	5,031	328,424
Fidelity National Information Services, Inc.	10,163	691,694
Fiserv, Inc. (c)	8,548	678,711
International Business Machines Corp.	32,965	5,290,882
Mastercard, Inc. - Class A	34,961	3,020,281
Paychex, Inc.	11,695	580,247
Teradata Corp. (c)	5,198	229,440
The Western Union Co.	18,618	387,441
Total System Services, Inc.	5,825	222,224

See accompanying notes to investments in securities.

	Shares	Value(a)
Visa, Inc. - Class A	69,476	$4,544,425
		21,579,715
Office Electronics (0.1%)
Xerox Corp.	37,439	481,091

Semiconductors & Semiconductor Equipment (2.3%)
Altera Corp.	10,776	462,398
Analog Devices, Inc.	11,146	702,198
Applied Materials, Inc.	44,004	992,730
Avago Technologies, Ltd. (b)	9,189	1,166,819
Broadcom Corp. - Class A	19,521	845,162
First Solar, Inc. (c)	2,691	160,895
Intel Corp.	169,613	5,303,799
KLA-Tencor Corp.	5,791	337,557
Lam Research Corp.	5,693	399,848
Linear Technology Corp.	8,543	399,812
Microchip Technology, Inc.	7,197	351,933
Micron Technology, Inc. (c)	38,582	1,046,730
NVIDIA Corp.	18,394	384,894
Skyworks Solutions, Inc.	6,840	672,304
Texas Instruments, Inc.	37,502	2,144,552
Xilinx, Inc.	9,363	396,055
		15,767,686
Software (3.5%)
Adobe Systems, Inc. (c)	16,970	1,254,762
Autodesk, Inc. (c)	8,049	471,993
CA, Inc.	11,373	370,873
Citrix Systems, Inc. (c)	5,665	361,824
Electronic Arts, Inc. (c)	11,036	649,082
Intuit, Inc.	9,910	960,874
Microsoft Corp.	293,808	11,944,764
Oracle Corp.	114,807	4,953,922
Red Hat, Inc. (c)	6,568	497,526
Salesforce.com, Inc. (c)	21,669	1,447,706
Symantec Corp.	24,438	570,994
		23,484,320
Materials (3.1%)
Chemicals (2.3%)
Air Products & Chemicals, Inc.	6,889	1,042,168
Airgas, Inc.	2,449	259,863
CF Industries Holdings, Inc.	1,764	500,412
Eastman Chemical Co.	5,319	368,394
Ecolab, Inc.	9,674	1,106,512
EI du Pont de Nemours & Co.	32,348	2,311,912
FMC Corp.	4,773	273,254
International Flavors & Fragrances, Inc.	2,900	340,460
LyondellBasell Industries NV - Class A	14,183	1,245,267
Monsanto Co.	17,337	1,951,106
PPG Industries, Inc.	4,915	1,108,529
Praxair, Inc.	10,336	1,247,969
Sigma-Aldrich Corp.	4,265	589,636
The Dow Chemical Co.	38,973	1,869,925
The Mosaic Co.	11,136	512,924
The Sherwin-Williams Co.	2,923	831,593
		15,559,924
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,253	314,969
Vulcan Materials Co.	4,717	397,643
		712,612
Containers & Packaging (0.1%)
Ball Corp.	4,904	346,419
Owens-Illinois, Inc. (c)	5,806	135,396
Sealed Air Corp.	7,463	340,014
		821,829
Metals & Mining (0.4%)
Alcoa, Inc.	43,773	565,547
Allegheny Technologies, Inc.	3,793	113,828
Freeport-McMoRan, Inc.	37,217	705,262
Newmont Mining Corp.	17,865	387,849
Nucor Corp.	11,425	543,031
		2,315,517
Paper & Forest Products (0.2%)
International Paper Co.	15,072	836,345
MeadWestvaco Corp.	5,971	297,774
		1,134,119
Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	185,782	6,065,782
CenturyLink, Inc.	20,287	700,916
Frontier Communications Corp.	35,891	253,031
Level 3 Communications, Inc. (c)	10,271	552,991
Verizon Communications, Inc.	148,820	7,237,117
Windstream Holdings, Inc.	21,489	159,019
		14,968,856
Utilities (3.0%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.	17,523	985,669
Duke Energy Corp.	25,332	1,944,991

See accompanying notes to investments in securities.

	Shares	Value(a)
Edison International	11,569	$722,716
Entergy Corp.	6,464	500,895
Eversource Energy	11,246	568,148
Exelon Corp.	30,783	1,034,617
FirstEnergy Corp.	15,071	528,389
NextEra Energy, Inc.	15,882	1,652,522
Pepco Holdings, Inc.	9,022	242,060
Pinnacle West Capital Corp.	3,955	252,131
PPL Corp.	23,820	801,781
Southern Co.	32,586	1,442,908
		10,676,827
Gas Utilities (0.1%)
AGL Resources, Inc.	4,282	212,601
ONEOK, Inc.	7,457	359,726
		572,327
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	12,010	302,532
The AES Corp.	23,150	297,477
		600,009
Multi-Utilities (1.2%)
Ameren Corp.	8,590	362,498
CenterPoint Energy, Inc.	15,293	312,130
CMS Energy Corp.	9,851	343,898
Consolidated Edison, Inc.	10,390	633,790
Dominion Resources, Inc.	21,063	1,492,735
DTE Energy Co.	6,339	511,494
Integrys Energy Group, Inc.	2,764	199,063
NiSource, Inc.	11,307	499,317
PG&E Corp.	17,016	903,039
Public Service Enterprise Group, Inc.	18,124	759,758
SCANA Corp.	5,105	280,724
Sempra Energy	8,278	902,468
TECO Energy, Inc.	8,405	163,057
Wisconsin Energy Corp.	7,977	394,862
Xcel Energy, Inc.	18,112	630,479
		8,389,312
Total common stocks (cost: $258,546,883)		655,463,213
Short-Term Securities (2.7%)
Investment Companies (2.7%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	18,489,834	18,489,834
Total short-term securities (cost: $18,489,834)		18,489,834
Total investments in securities (cost: $277,036,717) (e)		$673,953,047
Cash and other assets in excess of liabilities (0.1%)		570,545
Total net assets (100.0%)		$674,523,592

Investments in Securities Legend

  (a)        Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

  (b)        Foreign security: The Fund held 2.2% of net assets in foreign securities at March 31, 2015.

  (c)         Non-income producing security.

  (d)        Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2015, securities with an aggregate market value of $4,355,050 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)

S&P 500® E-Mini Index Future	June 2015	174	Long	$(76,325)
		174		$(76,325)

  (e)         At March 31, 2015 the cost of securities for federal income tax purposes was $280,315,791. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$397,828,751
Gross unrealized depreciation	(4,191,495)
Net unrealized appreciation	$393,637,256

See accompanying notes to investments in securities.

SFT Advantus International Bond Fund

Investments in Securities

March 31, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (60.5%)
Brazil (4.0%)
Government (4.0%)
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 05/15/15	1,945,000	$1,589,809
6.000%, 08/15/16	189,000	153,047
6.000%, 08/15/18	140,000	112,781
6.000%, 05/15/19	330,000	265,150
6.000%, 08/15/20	40,000	32,022
6.000%, 08/15/22	140,000	111,660
6.000%, 05/15/23	237,000	188,190
6.000%, 08/15/24	110,000	87,086
6.000%, 05/15/45	2,000,000	1,537,390
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/17	3,300,000	981,128
		5,058,263
Hungary (8.0%)
Government (8.0%)
Hungary Government Bond (HUF)
4.000%, 04/25/18	77,420,000	291,708
5.500%, 02/12/16	155,800,000	575,917
5.500%, 12/22/16	628,270,000	2,393,093
5.500%, 12/20/18	133,770,000	533,351
5.500%, 06/24/25	21,610,000	91,668
6.000%, 11/24/23	31,420,000	135,689
6.500%, 06/24/19	205,110,000	852,574
6.750%, 02/24/17	28,450,000	111,330
6.750%, 11/24/17	197,620,000	797,587
7.000%, 06/24/22	32,660,000	145,583
7.500%, 11/12/20	15,140,000	67,441
Hungary Government International Bond (EUR)
3.500%, 07/18/16	30,000	33,428
3.875%, 02/24/20	150,000	181,415
4.375%, 07/04/17	175,000	202,046
5.750%, 06/11/18	530,000	651,688
Hungary Government International Bond (USD)
4.125%, 02/19/18	400,000	418,160
5.375%, 02/21/23	740,000	826,950
6.250%, 01/29/20	735,000	836,451
6.375%, 03/29/21	810,000	939,114
		10,085,193

Iceland (0.3%)
Government (0.3%)
Iceland Government International Bond (USD) 5.875%, 05/11/22 (c)	340,000	392,650

Indonesia (3.1%)
Government (3.1%)
Indonesia Treasury Bond (IDR)
7.875%, 04/15/19	2,221,000,000	173,773
8.250%, 07/15/21	225,000,000	17,953
9.500%, 07/15/23	18,680,000,000	1,611,352
10.000%, 09/15/24	1,959,000,000	174,849
10.250%, 07/15/22	2,155,000,000	191,173
11.000%, 11/15/20	6,217,000,000	555,132
12.800%, 06/15/21	8,576,000,000	832,020
12.900%, 06/15/22	3,361,000,000	335,329
		3,891,581
Ireland (3.3%)
Government (3.3%)
Ireland Government Bond (EUR) 5.400%, 03/13/25	2,689,100	4,167,835

Lithuania (1.0%)
Government (1.0%)
Lithuania Government International Bond (USD)
6.125%, 03/09/21 (c)	100,000	119,415
7.375%, 02/11/20 (c)	900,000	1,103,471
		1,222,886
Malaysia (1.9%)
Government (1.9%)
Malaysia Government Bond (MYR)
3.172%, 07/15/16	100,000	26,973
3.197%, 10/15/15	2,560,000	691,880
3.835%, 08/12/15	3,635,000	984,435
4.720%, 09/30/15	2,495,000	679,335
		2,382,623
Mexico (8.1%)
Government (8.1%)
Mexican Bonos (MXN)
6.000%, 06/18/15	52,186,000	3,445,836
6.250%, 06/16/16	19,119,000	1,291,545
7.250%, 12/15/16	16,947,000	1,173,717
7.750%, 12/14/17	5,000,000	354,699
8.000%, 12/17/15	47,473,000	3,218,211
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,462,189	96,232
3.500%, 12/14/17	2,648,894	183,072
4.000%, 06/13/19	1,827,737	128,475
5.000%, 06/16/16	2,675,382	184,037
Mexico Cetes (MXN) 3.086%, 05/28/15 (d)	618,800	40,420
		10,116,244

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
Philippines (0.8%)
Government (0.8%)
Philippine Government Bond (PHP)
1.625%, 04/25/16	40,800,000	$904,880
7.000%, 01/27/16	1,240,000	28,695
9.125%, 09/04/16	730,000	17,759
		951,334
Poland (6.7%)
Government (6.7%)
Poland Government Bond (PLN)
2.010%, 01/25/17 (e)	2,011,000	531,245
2.010%, 01/25/21 (e)	2,040,000	536,001
2.963%, 01/25/16 (d)	4,340,000	1,130,472
2.986%, 07/25/15 (d)	911,000	239,169
4.750%, 10/25/16	1,680,000	464,587
5.000%, 04/25/16	1,650,000	450,807
5.500%, 04/25/15	1,336,000	353,213
5.750%, 09/23/22	5,900,000	1,941,717
6.250%, 10/24/15	2,925,000	791,675
Poland Government International Bond (USD) 6.375%, 07/15/19	1,700,000	1,999,625
		8,438,511
Portugal (2.6%)
Government (2.6%)
Portugal Government International Bond (USD) 5.125%, 10/15/24 (c)	1,150,000	1,272,222

Portugal Obrigacoes do Tesouro OT (EUR)
3.875%, 02/15/30 (c)	1,490,000	1,965,215
4.950%, 10/25/23	10,600	14,565
5.650%, 02/15/24	26,200	37,717
		3,289,719
Russia (1.4%)
Government (1.4%)
Russian Foreign Bond (USD) 7.500%, 03/31/30 (c) (f)	1,512,500	1,735,443
Serbia (0.8%)
Government (0.8%)
Republic of Serbia (USD)
4.875%, 02/25/20 (c)	360,000	369,414
5.250%, 11/21/17 (c)	200,000	207,370
7.250%, 09/28/21 (c)	410,000	472,484
		1,049,268
Slovenia (0.7%)
Government (0.7%)
Slovenia Government International Bond (USD)
5.500%, 10/26/22 (c)	530,000	610,846
5.850%, 05/10/23 (c)	200,000	236,500
		847,346
South Korea (14.3%)
Financial (10.3%)
Korea Monetary Stabilization Bond (KRW)
1.960%, 02/02/17	130,100,000	117,742
2.070%, 12/02/16	52,400,000	47,491
2.470%, 04/02/15	1,059,770,000	955,221
2.760%, 06/02/15	346,400,000	312,749
2.780%, 02/02/16	273,450,000	248,644
2.790%, 06/02/16	4,470,700,000	4,079,542
2.800%, 08/02/15	400,160,000	361,971
2.800%, 04/02/16	745,850,000	679,420
2.810%, 10/02/15	55,000,000	49,839
2.900%, 12/02/15	6,685,600,000	6,072,859
		12,925,478
Government (4.0%)
Korea Treasury Bond (KRW)
2.750%, 12/10/15	754,400,000	684,873
2.750%, 06/10/16	2,257,800,000	2,059,738
3.000%, 12/10/16	2,267,200,000	2,086,349
3.250%, 06/10/15	175,600,000	158,723
		4,989,683
		17,915,161
Sri Lanka (1.4%)
Government (1.4%)
Sri Lanka Government Bond (LKR)
6.500%, 07/15/15	4,310,000	32,399
7.500%, 08/15/18	2,880,000	20,955
8.000%, 06/15/17	1,640,000	12,249
8.000%, 11/15/18	100,000	733
8.000%, 11/01/19	1,640,000	11,746
8.250%, 03/01/17	80,000	603
8.500%, 11/01/15	40,000	303
8.500%, 04/01/18	1,570,000	11,835
8.500%, 06/01/18	10,000	75
9.000%, 05/01/21	20,000	150
10.600%, 07/01/19	2,620,000	20,832
10.600%, 09/15/19	4,470,000	35,637
11.000%, 08/01/15	82,800,000	629,874
11.000%, 09/01/15	120,750,000	942,169
		1,719,560

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
Ukraine (2.1%)
Government (2.1%)
Financing of Infrastructural Projects State Enterprise (USD) 7.400%, 04/20/18 (c)	200,000	$76,500
Ukraine Government International Bond (EUR) 4.950%, 10/13/15 (c)	100,000	46,788
Ukraine Government International Bond (USD)
7.500%, 04/17/23 (c)	2,600,000	1,079,520
7.750%, 09/23/20 (c)	100,000	39,390
7.800%, 11/28/22 (c)	1,600,000	627,136
9.250%, 07/24/17 (c)	1,840,000	728,824
		2,598,158
Total long-term debt securities (cost: $82,756,496)		75,861,775
Short-Term Securities (30.5%)
Malaysia (2.6%)
Bank Negara Malaysia Monetary Note (MYR)
2.916%, 04/16/15 (d)	360,000	97,079
3.000%, 05/05/15 (d)	520,000	139,992
3.050%, 08/04/15 (d)	500,000	133,534
3.076%, 04/28/15 (d)	150,000	40,407
3.113%, 05/19/15 (d)	1,430,000	384,510
3.120%, 06/16/15 (d)	260,000	69,740
3.138%, 06/03/15 (d)	160,000	42,966
3.145%, 07/16/15 (d)	980,000	262,174
3.191%, 06/18/15 (d)	100,000	26,823
3.197%, 09/22/15 (d)	40,000	10,636
3.200%, 08/18/15 (d)	470,000	125,369
3.200%, 10/01/15 (d)	1,270,000	337,431
3.202%, 04/07/15 (d)	30,000	8,096
3.209%, 11/12/15 (d)	150,000	39,709
3.210%, 06/30/15 (d)	810,000	216,999
3.234%, 11/24/15 (d)	80,000	21,155
3.244%, 11/03/15 (d)	200,000	52,980
3.250%, 08/11/15 (d)	1,305,000	348,318
3.270%, 06/04/15 (d)	410,000	110,090
3.280%, 10/27/15 (d)	50,000	13,254
3.327%, 04/23/15 (d)	500,000	134,749
3.351%, 05/28/15 (d)	720,000	193,447
3.370%, 09/08/15 (d)	230,000	61,236
Malaysia Treasury Bill (MYR)
2.980%, 07/24/15 (d)	50,000	13,368
2.985%, 03/18/16 (d)	60,000	15,695
3.000%, 06/26/15 (d) (g)	20,000	5,360
3.001%, 09/11/15 (d)	60,000	15,970
3.030%, 06/05/15 (d)	40,000	10,739
3.040%, 09/25/15 (d) (g)	30,000	7,978
3.172%, 08/14/15 (d)	590,000	157,443
3.200%, 05/13/15 (d)	480,000	129,133
3.250%, 01/22/16 (d)	30,000	7,887
		3,234,267
Mexico (4.3%)
Mexican Cetes (MXN)
3.011%, 07/23/15 (d)	2,856,000	185,607
3.019%, 06/25/15 (d)	4,269,300	278,171
3.059%, 04/16/15 (d)	10,606,000	695,248
3.067%, 06/11/15 (d)	13,222,700	862,577
3.156%, 09/17/15 (d)	13,478,500	871,257
3.215%, 10/01/15 (d)	6,230,100	402,210
3.274%, 01/07/16 (d)	8,731,600	558,506
3.285%, 11/12/15 (d)	1,628,800	104,741
3.305%, 12/10/15 (d)	3,362,700	215,669
3.386%, 02/04/16 (d)	1,604,800	102,372
3.597%, 04/01/15 (d)	2,401,500	157,626
3.677%, 03/03/16 (d)	7,817,200	497,307
3.711%, 04/01/15 (d)	5,611,000	368,285
3.721%, 03/31/16 (d)	2,211,000	139,927
		5,439,503
Philippines (0.4%)
Philippine Treasury Bill (PHP)
1.213%, 04/08/15 (d)	530,000	11,853
1.374%, 11/04/15 (d)	1,790,000	39,530
1.377%, 05/06/15 (d)	1,550,000	34,595
1.421%, 06/03/15 (d)	2,350,000	52,356
1.440%, 08/05/15 (d)	2,660,000	59,104
1.447%, 07/08/15 (d)	50,000	1,112
1.452%, 03/02/16 (d)	2,790,000	61,081
1.455%, 12/02/15 (d)	4,450,000	98,074
1.455%, 02/03/16 (d) (g)	3,650,000	80,343
1.513%, 09/02/15 (d)	640,000	14,163
1.514%, 10/07/15 (d)	5,750,000	127,234
		579,445
Singapore (1.7%)
Monetary Authority of Singapore (SGD)
0.630%, 05/04/15 (d)	2,100,000	1,529,688
0.804%, 05/15/15 (d)	650,000	473,345
0.853%, 05/22/15 (d)	120,000	87,372
		2,090,405
South Korea (0.4%)
Korea Monetary Stabilization Bond (KRW)
1.977%, 08/04/15	60,000,000	53,773
2.001%, 05/05/15	90,000,000	81,001
2.660%, 06/09/15	476,250,000	429,991
		564,765

See accompanying notes to investments in securities.

	Shares/ Principal(b)	Value(a)
United States (4.0%)
Federal Home Loan Bank (USD) 0.000%, 04/01/15	5,000,000	$5,000,000
Investment Companies (17.1%)
United States (17.1%)
Dreyfus Treasury Cash Management Fund (USD), current rate 0.010%	21,414,816	21,414,816
Total short-term securities (cost: $39,050,872)		38,323,201
Total investments in securities (cost: $121,807,368) (h)		114,184,976
Cash and other assets in excess of liabilities (9.0%)		11,275,671
Total net assets (100.0%)		$125,460,647

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On March 31, 2015, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
04/02/15	122,716	EUR	169,158	USD	$37,361	BCB
04/06/15	186,404	USD	116,605,000	CLP	583	DBK
04/06/15	151,057	USD	93,885,000	CLP	(504)	DBK
04/07/15	78,175	EUR	107,925	USD	23,960	DBK
04/07/15	326,000	EUR	449,694	USD	99,549	DBK
04/07/15	146,769	USD	91,220,000	CLP	(501)	DBK
04/08/15	92,620	USD	332,600	MYR	(2,862)	JPM
04/08/15	332,600	MYR	92,775	USD	3,017	JPM
04/09/15	222,536	USD	13,884,000	INR	(839)	DBK
04/10/15	30,026	USD	100,000	MYR	(3,044)	HSB
04/10/15	602,000	EUR	829,962	USD	183,352	HSB
04/13/15	121,475	EUR	167,668	USD	37,186	DBK
04/13/15	155,601	USD	98,760,000	CLP	2,685	DBK
04/13/15	301,000	EUR	416,051	USD	92,733	SCB
04/14/15	244,000	EUR	338,196	USD	76,101	JPM
04/15/15	12,300,000	JPY	121,510	USD	18,925	CIT
04/15/15	252,723	USD	15,917,000	INR	1,089	DBK
04/15/15	61,328	USD	3,868,000	INR	351	JPM
04/16/15	442,601	USD	1,465,895	MYR	(47,282)	DBK
04/16/15	510,253	EUR	708,542	USD	160,435	HSB
04/16/15	131,446	USD	74,530,000	CLP	(12,021)	MSC
04/17/15	22,030,000	JPY	216,814	USD	33,075	BCB
04/17/15	78,761	EUR	328,000	PLN	1,863	DBK
04/20/15	205,811	USD	132,460,000	CLP	6,376	DBK
04/20/15	502,967	USD	31,697,000	INR	1,955	DBK
04/21/15	1,557,984	MYR	434,075	USD	14,107	JPM
04/21/15	471,188	USD	1,557,984	MYR	(51,220)	JPM
04/21/15	13,240,000	JPY	129,851	USD	19,418	JPM
04/22/15	119,438	EUR	164,834	USD	36,526	BCB
04/22/15	80,235	USD	5,058,000	INR	304	DBK
04/22/15	228,748	USD	14,426,000	INR	959	JPM
04/22/15	153,088	USD	9,656,000	INR	666	JPM
04/22/15	32,855	EUR	45,453	USD	10,158	JPM
04/22/15	15,980,000	JPY	156,755	USD	23,467	JPM
04/24/15	103,257	USD	64,040,000	CLP	(702)	DBK
04/27/15	314,018	USD	197,690,000	CLP	2,496	DBK
04/27/15	122,054	USD	7,654,000	INR	(303)	DBK
04/28/15	383,727	USD	23,887,000	INR	(3,836)	JPM
04/28/15	81,665	USD	47,223,000	CLP	(6,064)	JPM
04/30/15	84,263	EUR	116,827	USD	26,296	BCB
04/30/15	163,137	USD	10,151,714	INR	(1,754)	DBK
04/30/15	535,000	EUR	740,365	USD	165,570	SCB
05/05/15	336,531	EUR	466,385	USD	104,798	BCB
05/05/15	108,496	USD	68,662,000	CLP	1,369	DBK
05/05/15	95,759	USD	5,964,833	INR	(1,032)	DBK
05/05/15	211,823	USD	13,249,000	INR	(1,416)	DBK
05/05/15	87,563	USD	5,460,000	INR	(853)	HSB
05/06/15	81,830	USD	51,700,000	CLP	888	BCB

See accompanying notes to investments in securities.

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
05/06/15	153,570	USD	96,580,000	CLP	$953	DBK
05/07/15	32,000	EUR	44,409	USD	10,026	BCB
05/07/15	153,911	USD	96,579,000	CLP	597	DBK
05/07/15	75,000	EUR	104,111	USD	23,524	GSC
05/11/15	70,487	USD	4,419,000	INR	(396)	CIT
05/11/15	255,723	USD	16,044,000	INR	(1,245)	HSB
05/11/15	88,752	USD	52,000,000	CLP	(5,591)	MSC
05/12/15	14,673,000	JPY	144,887	USD	22,468	CIT
05/12/15	40,237	USD	2,528,000	INR	(148)	DBK
05/12/15	43,452	USD	2,730,000	INR	(160)	HSB
05/12/15	348,282	USD	220,480,000	CLP	4,289	MSC
05/13/15	32,000	EUR	44,090	USD	9,703	GSC
05/13/15	19,620,000	JPY	193,281	USD	29,587	GSC
05/13/15	50,000	EUR	68,900	USD	15,172	GSC
05/13/15	109,272	USD	6,890,000	INR	(34)	HSB
05/13/15	16,000	EUR	22,009	USD	4,816	SCB
05/13/15	14,666,000	JPY	144,607	USD	22,244	SCB
05/14/15	14,665,000	JPY	144,271	USD	21,915	CIT
05/14/15	153,000	EUR	210,748	USD	46,337	GSC
05/18/15	74,624,550	JPY	735,000	USD	112,348	BOA
05/18/15	121,166	USD	76,119,000	CLP	492	CIT
05/18/15	136,954	USD	87,130,000	CLP	2,303	DBK
05/19/15	74,602,500	JPY	735,000	USD	112,524	BCB
05/19/15	74,400,375	JPY	735,000	USD	114,210	BOA
05/19/15	74,514,200	JPY	735,000	USD	113,260	CIT
05/19/15	482,011	USD	602,200	SGD	(43,456)	DBK
05/19/15	136,263	USD	86,050,000	CLP	1,256	DBK
05/19/15	74,662,400	JPY	735,000	USD	112,024	HSB
05/20/15	41,201,000	JPY	351,140	USD	7,358	JPM
05/20/15	159,200	USD	99,500,000	CLP	(200)	MSC
05/21/15	154,000	EUR	211,413	USD	45,912	GSC
05/22/15	62,000	EUR	85,010	USD	18,379	BCB
05/25/15	99,606	USD	6,313,000	INR	236	DBK
05/26/15	102,557	USD	63,770,000	CLP	(707)	DBK
05/26/15	131,253	USD	82,000,000	CLP	(286)	JPM
05/27/15	290,066	EUR	1,238,000	PLN	14,171	MSC
05/28/15	120,603	USD	156,500	SGD	(6,656)	DBK
05/29/15	124,676	USD	156,500	SGD	(10,733)	DBK
05/29/15	133,078	USD	83,673,000	CLP	525	DBK
05/29/15	139,859	USD	8,799,452	INR	(809)	DBK
06/02/15	150,122	USD	9,556,000	INR	758	JPM
06/03/15	86,922	USD	5,460,000	INR	(732)	HSB
06/04/15	241,950	USD	137,500,000	CLP	(22,517)	BCB
06/04/15	133,730	USD	83,180,000	CLP	(985)	MSC
06/05/15	22,710	EUR	30,930	USD	6,519	BCB
06/05/15	77,267	USD	44,100,000	CLP	(6,895)	MSC
06/08/15	737,103	EUR	959,959	USD	167,613	HSB
06/08/15	60,816	USD	3,868,000	INR	181	JPM
06/09/15	46,300,000	JPY	453,335	USD	66,896	CIT
06/09/15	41,221	USD	2,586,000	INR	(450)	DBK
06/09/15	69,400,000	JPY	679,440	USD	100,198	HSB
06/10/15	62,600,000	JPY	613,079	USD	90,584	BCB

See accompanying notes to investments in securities.

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
06/10/15	45,210,000	JPY	442,100	USD	$64,752	CIT
06/10/15	46,500,000	JPY	454,714	USD	66,599	CIT
06/10/15	278,255	USD	175,690,000	CLP	1,968	CIT
06/10/15	133,550	EUR	182,469	USD	38,906	DBK
06/10/15	66,670,000	JPY	653,182	USD	96,717	HSB
06/11/15	79,291	EUR	328,000	PLN	1,072	BCB
06/11/15	91,787	EUR	384,000	PLN	2,375	CIT
06/11/15	22,100,000	JPY	216,370	USD	31,907	DBK
06/11/15	79,323	EUR	328,000	PLN	1,038	DBK
06/11/15	61,770,000	JPY	604,628	USD	89,052	JPM
06/12/15	469,608	EUR	1,967,000	PLN	12,745	DBK
06/15/15	69,000	EUR	93,521	USD	19,342	DBK
06/15/15	226,372	USD	297,000	SGD	(10,222)	JPM
06/16/15	1,323,172	MYR	366,804	USD	11,774	JPM
06/16/15	372,935	USD	1,323,172	MYR	(17,905)	JPM
06/17/15	17,886,000	JPY	175,815	USD	26,510	CIT
06/17/15	136,066	USD	87,130,000	CLP	2,814	DBK
06/17/15	26,000,000	JPY	255,602	USD	38,566	JPM
06/18/15	133,390	USD	86,050,000	CLP	3,756	DBK
06/18/15	113,193	USD	72,840,000	CLP	2,899	JPM
06/19/15	90,095	USD	58,250,000	CLP	2,735	MSC
06/22/15	46,960,000	JPY	461,161	USD	69,125	DBK
06/22/15	267,905	USD	352,000	SGD	(11,771)	HSB
06/23/15	336,512	USD	441,100	SGD	(15,552)	DBK
06/23/15	265,340	USD	171,290,000	CLP	7,535	DBK
06/30/15	315,161	USD	20,094,000	INR	225	HSB
07/07/15	144,619	USD	91,220,000	CLP	509	DBK
07/07/15	27,476	USD	17,331,000	CLP	97	DBK
07/08/15	142,545	USD	515,800	MYR	(4,391)	DBK
07/13/15	281,354	USD	1,023,987	MYR	(7,176)	HSB
07/14/15	315,915	USD	1,023,565	MYR	(41,868)	DBK
07/14/15	2,051,890	EUR	8,809,788	MYR	151,807	JPM
07/15/15	358,025	USD	1,160,000	MYR	(47,470)	DBK
07/16/15	161,000	EUR	219,903	USD	46,735	BCB
07/16/15	35,690,000	JPY	307,460	USD	9,389	HSB
07/16/15	45,710,000	JPY	392,122	USD	10,367	SCB
07/17/15	42,190	EUR	57,513	USD	12,134	DBK
07/20/15	253,000	EUR	343,000	USD	70,859	BCB
07/20/15	71,068	USD	232,000	MYR	(8,977)	DBK
07/20/15	183,228	EUR	813,000	MYR	20,493	DBK
07/21/15	10,020,000	JPY	86,168	USD	2,477	DBK
07/22/15	112,529	USD	366,000	MYR	(14,589)	DBK
07/22/15	208,159	EUR	918,000	MYR	21,737	DBK
07/22/15	139,000	EUR	188,470	USD	38,949	DBK
07/23/15	126,000	EUR	170,690	USD	35,150	DBK
07/23/15	216,952	USD	290,000	SGD	(6,084)	JPM
07/24/15	32,786,000	JPY	324,415	USD	50,560	CIT
07/24/15	51,000,000	JPY	504,376	USD	78,384	JPM
07/27/15	270,506	EUR	1,180,000	MYR	24,650	DBK
07/27/15	137,596	USD	445,000	MYR	(18,557)	DBK
07/27/15	184,000	EUR	248,135	USD	50,191	DBK
07/27/15	184,000	EUR	248,244	USD	50,300	GSC

See accompanying notes to investments in securities.

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
07/27/15	1,084,557	USD	1,454,500	SGD	$(27,043)	JPM
07/27/15	17,600,000	JPY	174,154	USD	27,138	JPM
07/28/15	30,914	EUR	41,701	USD	8,444	CIT
07/28/15	260,373	USD	151,290,000	CLP	(20,156)	DBK
07/28/15	154,528	USD	89,810,000	CLP	(11,928)	MSC
07/29/15	60,350,000	JPY	594,860	USD	90,727	BCB
07/30/15	4,331,032	MYR	1,196,219	USD	37,880	JPM
07/30/15	4,029,385	USD	13,031,032	MYR	(544,221)	JPM
07/30/15	270,568	EUR	1,180,000	MYR	24,506	JPM
07/30/15	89,242	USD	51,930,000	CLP	(6,804)	JPM
07/30/15	4,300,000	MYR	1,299,809	USD	149,769	JPM
07/30/15	4,400,000	MYR	1,321,679	USD	144,893	JPM
07/31/15	84,034	USD	48,870,000	CLP	(6,461)	DBK
07/31/15	674,000	MYR	186,142	USD	5,892	JPM
07/31/15	207,563	USD	674,000	MYR	(27,313)	JPM
07/31/15	535,000	EUR	719,286	USD	143,703	JPM
08/04/15	97,592	EUR	130,904	USD	25,902	BCB
08/04/15	165,790	USD	97,750,000	CLP	(10,687)	DBK
08/04/15	535,000	EUR	717,983	USD	142,362	HSB
08/04/15	536,000	EUR	719,312	USD	142,615	UBS
08/05/15	335,000	EUR	450,332	USD	89,890	BCB
08/05/15	366,500	EUR	492,708	USD	98,374	JPM
08/06/15	728,523	USD	907,084	SGD	(69,166)	DBK
08/06/15	349,977	USD	1,143,865	MYR	(44,192)	HSB
08/07/15	262,693	USD	327,000	SGD	(25,003)	DBK
08/10/15	17,124	EUR	22,912	USD	4,486	CIT
08/10/15	59,760	EUR	79,908	USD	15,604	CIT
08/10/15	8,283	USD	30,000	MYR	(265)	HSB
08/11/15	15,430,000	JPY	151,404	USD	22,482	BCB
08/11/15	15,440,000	JPY	151,558	USD	22,553	CIT
08/11/15	46,090,000	JPY	452,417	USD	67,322	CIT
08/11/15	273,000	EUR	365,808	USD	72,045	DBK
08/11/15	242,204	USD	327,000	SGD	(4,536)	HSB
08/11/15	6,107	USD	20,000	MYR	(762)	HSB
08/11/15	428,549	USD	360,500	EUR	(40,631)	JPM
08/11/15	360,500	EUR	482,845	USD	94,927	JPM
08/12/15	735,633	USD	996,930	SGD	(11,066)	BCB
08/12/15	87,530	USD	51,800,000	CLP	(5,399)	DBK
08/12/15	15,430,000	JPY	152,041	USD	23,116	DBK
08/12/15	480,212	USD	651,000	SGD	(7,067)	DBK
08/12/15	107,000	EUR	143,673	USD	28,533	GSC
08/17/15	188,832	USD	256,000	SGD	(2,793)	BCB
08/17/15	141,377	USD	192,000	SGD	(1,847)	HSB
08/18/15	51,438,000	JPY	504,351	USD	74,521	DBK
08/18/15	141,377	USD	192,000	SGD	(1,850)	HSB
08/18/15	101,962	USD	106,000,000	KRW	(6,439)	JPM
08/18/15	75,659	USD	44,900,000	CLP	(4,509)	MSC
08/19/15	842,328	EUR	3,590,000	PLN	36,201	DBK
08/19/15	133,738	USD	485,000	MYR	(4,197)	HSB
08/20/15	96,755,000	JPY	946,722	USD	138,183	HSB
08/20/15	40,725	USD	24,160,000	CLP	(2,447)	JPM
08/20/15	69,639,000	JPY	681,726	USD	99,785	JPM

See accompanying notes to investments in securities.

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
08/21/15	904,795	USD	761,000	EUR	$(85,779)	JPM
08/21/15	761,000	EUR	1,016,049	USD	197,032	JPM
08/24/15	23,068,000	JPY	224,203	USD	31,421	BCB
08/24/15	141,170	USD	192,500	SGD	(1,300)	DBK
08/24/15	1,100,358	USD	1,228,000,000	KRW	6,261	HSB
08/25/15	22,797,000	JPY	220,457	USD	29,937	DBK
08/25/15	45,752,000	JPY	442,690	USD	60,329	HSB
08/26/15	64,764,000	JPY	627,157	USD	85,899	BCB
08/26/15	131,855	EUR	175,450	USD	33,530	BCB
08/26/15	598,736	USD	815,000	SGD	(6,585)	DBK
08/26/15	19,700,000	JPY	165,268	USD	628	JPM
08/26/15	45,992,000	JPY	445,059	USD	60,687	JPM
08/26/15	856,187	USD	1,165,870	SGD	(9,106)	MSC
08/26/15	52,556,000	JPY	440,749	USD	1,518	SCB
08/26/15	743,770	EUR	844,335	USD	43,795	SCB
08/27/15	150,993	USD	90,490,000	CLP	(7,721)	DBK
08/27/15	38,472,000	JPY	371,385	USD	49,855	DBK
08/27/15	73,808,000	JPY	712,556	USD	95,704	HSB
08/27/15	327,271	EUR	433,462	USD	81,206	JPM
08/27/15	33,447,000	JPY	323,305	USD	43,771	JPM
08/28/15	49,232	USD	29,500,000	CLP	(2,530)	JPM
08/31/15	51,798	EUR	68,509	USD	12,753	DBK
08/31/15	22,848,000	JPY	220,887	USD	29,922	JPM
09/02/15	86,000	EUR	113,647	USD	21,072	DBK
09/08/15	323,654	USD	196,005,000	CLP	(13,674)	DBK
09/08/15	74,750	EUR	98,612	USD	18,139	DBK
09/08/15	886,029	USD	745,000	EUR	(83,989)	JPM
09/08/15	745,000	EUR	969,320	USD	167,279	JPM
09/09/15	166,475	USD	101,500,000	CLP	(5,969)	DBK
09/16/15	396,700	USD	553,000	SGD	4,898	HSB
09/21/15	33,313	EUR	43,353	USD	7,481	BCB
09/21/15	370,840	USD	468,000	SGD	(31,009)	HSB
09/23/15	384,000	EUR	495,917	USD	82,412	DBK
09/23/15	616,157	EUR	795,767	USD	132,267	UBS
09/24/15	81,780	EUR	105,446	USD	17,380	BCB
09/28/15	94,407	EUR	121,757	USD	20,087	CIT
09/28/15	179,000	EUR	230,522	USD	37,752	DBK
09/30/15	42,908	USD	160,000	MYR	(293)	HSB
09/30/15	9,763,000	JPY	89,946	USD	8,305	JPM
10/01/15	229,895	USD	769,000	MYR	(25,088)	HSB
10/07/15	1,435,566	USD	19,820,860	MXN	(150,953)	HSB
10/08/15	140,379,090	JPY	4,300,000	MYR	(29,364)	JPM
10/13/15	142,013,168	JPY	4,400,000	MYR	(16,898)	JPM
10/14/15	894,779	USD	12,237,000	MXN	(102,111)	DBK
10/15/15	1,260,000	EUR	1,602,594	USD	245,213	CIT
10/20/15	1,004,000	EUR	1,285,522	USD	203,815	HSB
10/20/15	139,540	USD	467,000	MYR	(15,303)	JPM
10/22/15	27,530,000	JPY	258,716	USD	28,380	BCB
10/23/15	251,518	USD	841,000	MYR	(27,823)	HSB
10/26/15	188,458	USD	628,000	MYR	(21,448)	DBK
10/26/15	341,000	EUR	432,848	USD	65,411	DBK
10/26/15	125,641	USD	418,635	MYR	(14,309)	HSB

See accompanying notes to investments in securities.

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
10/27/15	249,043	EUR	316,277	USD	$47,920	BCB
10/30/15	125,468	USD	419,000	MYR	(14,064)	JPM
11/04/15	699,000	EUR	878,818	USD	125,485	UBS
11/10/15	13,826,020	JPY	121,278	USD	5,544	CIT
11/10/15	3,406,000	EUR	4,253,924	USD	582,726	DBK
11/12/15	956,000	EUR	1,198,231	USD	167,753	CIT
11/12/15	19,766,000	JPY	173,941	USD	8,477	CIT
11/12/15	22,910,000	JPY	200,828	USD	9,045	HSB
11/12/15	13,582,000	JPY	119,337	USD	5,640	JPM
11/13/15	805,000	EUR	1,004,793	USD	137,060	BCB
11/16/15	415,000	EUR	519,663	USD	72,295	DBK
11/16/15	18,200,000	JPY	158,709	USD	6,339	MSC
11/16/15	437,000	EUR	546,840	USD	75,756	MSC
11/16/15	13,769,800	JPY	120,279	USD	4,998	SCB
11/18/15	45,867,000	JPY	395,473	USD	11,455	DBK
11/19/15	56,774,000	JPY	490,255	USD	14,907	CIT
11/19/15	118,528	USD	405,080	MYR	(10,950)	DBK
11/20/15	63,773,000	JPY	550,242	USD	16,280	CIT
11/20/15	65,657	USD	225,000	MYR	(5,907)	HSB
11/23/15	191,000	EUR	240,230	USD	34,304	MSC
11/24/15	11,968,000	JPY	102,378	USD	2,162	HSB
11/25/15	333,000	EUR	415,141	USD	56,103	MSC
12/04/15	100,000	EUR	124,770	USD	16,931	DBK
12/09/15	202,851	EUR	249,888	USD	31,113	HSB
12/09/15	30,600	EUR	37,801	USD	4,799	SCB
12/15/15	89,000	EUR	111,101	USD	15,103	JPM
12/21/15	46,870,000	JPY	401,216	USD	8,474	DBK
12/21/15	46,950,000	JPY	401,454	USD	8,042	HSB
12/22/15	22,560,000	JPY	190,795	USD	1,752	BCB
12/22/15	35,200,000	JPY	298,103	USD	3,141	CIT
01/08/16	10,873,000	JPY	91,821	USD	670	GSC
01/11/16	48,424	USD	179,000	MYR	(1,030)	JPM
01/11/16	14,608	USD	54,000	MYR	(311)	JPM
01/13/16	3,206,080	EUR	3,808,022	USD	347,506	SCB
01/14/16	9,980,000	JPY	84,180	USD	500	CIT
01/14/16	29,920,000	JPY	253,947	USD	3,077	SCB
01/15/16	33,230,000	JPY	282,825	USD	4,195	BCB
01/15/16	128,914	EUR	152,821	USD	13,668	CIT
01/15/16	184,000	EUR	217,718	USD	19,104	DBK
01/15/16	141,863	EUR	168,043	USD	14,913	JPM
01/15/16	21,600,000	JPY	183,150	USD	2,036	JPM
01/15/16	638,000	EUR	754,562	USD	65,891	JPM
01/19/16	638,000	EUR	755,056	USD	66,305	BCB
01/19/16	636,000	EUR	751,529	USD	64,938	JPM
01/20/16	459,600	EUR	538,812	USD	42,638	DBK
01/21/16	190,000	EUR	221,749	USD	16,623	BCB
01/25/16	642,000	EUR	751,544	USD	58,355	JPM
01/27/16	362,540	EUR	411,617	USD	20,148	BCB
01/27/16	52,800,000	JPY	451,379	USD	8,506	GSC
01/28/16	64,982,551	JPY	555,323	USD	10,251	HSB
01/29/16	310,400	EUR	353,645	USD	18,457	CIT
01/29/16	50,203,538	JPY	428,226	USD	7,109	DBK

See accompanying notes to investments in securities.

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
02/03/16	820,000	EUR	931,766	USD	$46,154	DBK
02/09/16	14,673,000	JPY	125,795	USD	2,677	CIT
02/09/16	454,000	EUR	521,464	USD	31,053	CIT
02/09/16	210,000	EUR	241,689	USD	14,847	DBK
02/09/16	51,000	EUR	58,625	USD	3,534	GSC
02/10/16	158,000	EUR	179,447	USD	8,770	HSB
02/11/16	341,000	EUR	387,557	USD	19,187	BCB
02/11/16	389,000	EUR	442,099	USD	21,876	BCB
02/12/16	83,579	USD	92,000,000	KRW	(743)	DBK
02/12/16	14,652,000	JPY	124,333	USD	1,381	GSC
02/16/16	1,242,806	USD	19,151,013	MXN	(14,023)	CIT
02/16/16	523,086	USD	1,927,206	MYR	(13,719)	DBK
02/16/16	160,000	EUR	182,004	USD	9,137	SCB
02/17/16	210,000	EUR	241,275	USD	14,381	GSC
02/17/16	6,828,270	JPY	57,902	USD	594	GSC
02/17/16	8,030,000	JPY	67,971	USD	578	JPM
02/17/16	412,000	EUR	472,997	USD	27,851	JPM
02/25/16	19,720,000	JPY	167,167	USD	1,626	HSB
02/26/16	54,600,000	JPY	460,003	USD	1,647	BCB
02/26/16	789,099	EUR	900,465	USD	47,660	BCB
02/26/16	132,617	EUR	151,426	USD	8,103	BOA
02/26/16	54,300	EUR	61,864	USD	3,180	DBK
02/29/16	485,214	EUR	555,070	USD	30,639	DBK
03/03/16	44,000,000	JPY	371,316	USD	1,883	JPM
03/04/16	20,800,000	JPY	174,974	USD	328	HSB
03/07/16	13,000	EUR	14,648	USD	595	DBK
03/09/16	57,903,900	JPY	485,502	USD	(753)	BCB
03/09/16	417,300	EUR	464,889	USD	13,743	BCB
03/09/16	104,000	EUR	115,638	USD	3,203	HSB
03/10/16	730,071	EUR	801,107	USD	11,799	CIT
03/10/16	294,000	EUR	322,268	USD	4,414	MSC
03/11/16	462,367	USD	7,354,410	MXN	8,658	HSB
03/16/16	80,099	EUR	85,717	USD	(896)	BCB
03/16/16	55,874	EUR	59,869	USD	(549)	CIT
03/16/16	27,000	EUR	28,913	USD	(283)	JPM
03/22/16	77,666,000	JPY	645,731	USD	(6,717)	CIT
03/22/16	29,650,000	JPY	246,479	USD	(2,601)	MSC
03/23/16	45,378	EUR	48,755	USD	(324)	BCB
03/24/16	28,159,000	JPY	234,522	USD	(2,047)	DBK
03/28/16	42,092,130	JPY	355,340	USD	1,677	BCB
03/29/16	126,400	EUR	140,089	USD	3,358	BOA
03/29/16	989,000	EUR	1,094,665	USD	24,832	BOA
03/29/16	993,800	EUR	1,094,691	USD	19,665	BOA
03/29/16	142,000	EUR	156,498	USD	2,892	DBK
03/30/16	592,400	EUR	656,832	USD	15,996	BOA
03/31/16	22,832	EUR	25,060	USD	361	DBK
04/01/16	122,716	EUR	134,002	USD	1,245	BCB
					$8,124,460

See accompanying notes to investments in securities.

At March 31, 2015, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 0.926%	CIT	10/17/17	$6,540,000	$9,495	$—
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 1.817%	CIT	02/03/25	440,000	8,315	—
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 1.914%	CIT	01/22/25	1,760,000	17,146	—
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 1.937%	CIT	01/29/25	320,000	2,479	—
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 1.942%	CIT	01/30/25	270,000	1,990	—
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 1.970%	CIT	01/23/25	2,200,000	10,386	—
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 1.973%	CIT	01/27/20	1,300,000	5,799	—
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 1.978%	CIT	03/27/25	750,000	3,669	—
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 1.985%	CIT	03/27/25	750,000	3,163	—
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 2.695%	CIT	05/09/24	4,260,000	—	(261,343)
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 2.731%	CIT	07/07/24	1,250,000	—	(80,408)
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 3.388%	CIT	05/09/44	2,028,000	—	(442,635)
Net unrealized appreciation (depreciation)				$62,442	$(784,386)

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Principal amounts for foreign debt securities are denominated in the currencies indicated.  United States debt securities are denominated in U.S. Dollars.

(c)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(d)         Rate represents annualized yield at date of purchase.

(e)          Variable rate security.

(f)           Step rate security.

(g)          These securities are being fair-valued according to procedures approved by the Board of Trustees.

(h)         At March 31, 2015 the cost of securities for federal income tax purposes was $121,807,368. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,849,458
Gross unrealized depreciation	(10,471,850)
Net unrealized depreciation	$(7,622,392)

See accompanying notes to investments in securities.

Currency Legend
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	United States Dollar

Counterparty Legend
BCB	Barclays Bank PLC
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

SFT Advantus Managed Volatility Fund
Investments in Securities
March 31, 2015
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (34.8%)
Government Obligations (3.0%)
U.S. Government Agencies and Obligations (3.0%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.0%)
3.000%, 09/01/43	$229,495	$234,720
3.500%, 10/01/44	477,711	501,163
3.500%, 11/01/44	484,241	508,014
3.500%, 12/01/44	492,439	516,615
		1,760,512
Federal National Mortgage Association (FNMA) (0.8%)
3.000%, 04/01/43	350,265	358,843
3.000%, 05/01/43	171,236	175,436
3.000%, 06/01/43	442,395	453,123
3.500%, 08/01/42	204,588	216,128
3.500%, 02/01/43	215,190	228,260
		1,431,790
U.S. Treasury (1.2%)
U.S. Treasury Note
0.125%, 04/30/15 (b)	1,000,000	999,844
0.625%, 04/30/18 (b)	1,000,000	990,938
		1,990,782
Total government obligations (cost: $5,084,969)		5,183,084

Asset-Backed Security (0.6%)
Longtrain Leasing III LLC 2015-1A Class A2, 4.060%, 01/15/45 (c) (d)	1,000,000	1,013,833
Total asset-backed securities (cost: $999,560)		1,013,833

Corporate Obligations (31.2%)
Basic Materials (0.3%)
Mining (0.3%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (e)	250,000	253,842
Rio Tinto Finance USA, Ltd., 3.750%, 09/20/21 (e)	250,000	263,681
		517,523
Communications (1.8%)
Cable/Satellite TV (0.9%)
Comcast Corp.
4.200%, 08/15/34	500,000	541,667
4.650%, 07/15/42	250,000	278,672
DIRECTV Holdings LLC, 4.600%, 02/15/21	750,000	820,108
		1,640,447
Media (0.6%)
CBS Corp., 3.500%, 01/15/25	750,000	757,316
Viacom, Inc., 5.625%, 09/15/19	250,000	282,374
		1,039,690
Telephone — Integrated (0.1%)
AT&T, Inc., 4.350%, 06/15/45	250,000	239,120
Wireless Telecommunication Services (0.2%)
Rogers Communications, Inc., 4.100%, 10/01/23 (e)	250,000	266,572

Consumer Cyclical (0.6%)
Retail (0.6%)
Target Corp., 3.500%, 07/01/24	750,000	796,261
Wal-Mart Stores, Inc., 1.950%, 12/15/18	250,000	255,515
		1,051,776
Consumer Staples (0.8%)
Beverages (0.3%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	523,722
Consumer Products — Miscellaneous (0.5%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (c)	750,000	781,899

Consumer, Non-cyclical (0.8%)
Commercial Service — Finance (0.2%)
Moody’s Corp., 4.875%, 02/15/24	250,000	278,411
Drugstore Chains (0.1%)
CVS Pass-Through Trust, 6.943%, 01/10/30	205,258	255,192
Food (0.2%)
ConAgra Foods, Inc., 5.819%, 06/15/17	250,000	272,034
Pharmaceuticals (0.3%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	533,663

See accompanying notes to investments in securities.

	Principal	Value(a)
Energy (6.3%)
Oil, Gas & Consumable Fuels (3.8%)
Apache Corp., 3.250%, 04/15/22	$181,000	$183,935
Chevron Corp., 3.191%, 06/24/23	250,000	260,400
Ensco PLC, 4.500%, 10/01/24 (e)	750,000	726,940
EOG Resources, Inc., 2.625%, 03/15/23	250,000	249,745
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	758,548
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	1,017,345
Phillips 66, 4.650%, 11/15/34	1,000,000	1,059,586
Rowan Cos., Inc., 4.750%, 01/15/24	500,000	473,159
Total Capital International SA, 3.750%, 04/10/24 (e)	750,000	800,895
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	1,022,685
		6,553,238
Pipelines (2.5%)
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	278,504
Energy Transfer Partners L.P., 4.900%, 03/15/35	1,000,000	993,252
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	295,972
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	774,811
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	257,529
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	257,708
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	1,026,911
Williams Partners L.P., 4.300%, 03/04/24	500,000	498,912
		4,383,599
Financial (10.0%)
Banks (3.1%)
Associated Banc-Corp, 4.250%, 01/15/25	750,000	760,545
Bank of America Corp., 5.700%, 01/24/22	250,000	292,310
Bank of Montreal, 2.375%, 01/25/19 (e)	250,000	255,858
Capital One Financial Corp., 4.750%, 07/15/21	250,000	280,308
Citigroup, Inc., 5.300%, 01/07/16	250,000	258,327
Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 03/26/20 (c) (d) (e)	600,000	603,423
Discover Bank, 4.250%, 03/13/26	500,000	530,122
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	280,598
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	1,002,933
4.500%, 01/24/22	250,000	276,335
PNC Bank NA, 3.800%, 07/25/23	250,000	265,233
SunTrust Bank, 2.750%, 05/01/23	250,000	248,399
Wells Fargo & Co., 5.125%, 09/15/16	250,000	264,707
		5,319,098
Diversified Financial Services (1.6%)
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,010,154
Discover Financial Services, 3.750%, 03/04/25	1,000,000	1,007,337
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	711,716
		2,729,207
Insurance (2.3%)
Assured Guaranty US Holdings, 5.000%, 07/01/24	500,000	535,104
First American Financial Corp., 4.600%, 11/15/24	750,000	783,796
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (c)	750,000	798,850

See accompanying notes to investments in securities.

	Principal	Value(a)
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (c)	$250,000	$268,503
Old Republic International Corp., 4.875%, 10/01/24	750,000	796,237
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	807,305
		3,989,795
Real Estate Investment Trust — Diversified (0.6%)
Retail Properties of America, Inc., 4.000%, 03/15/25	1,000,000	1,009,688
Real Estate Investment Trust — Office Property (0.3%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	527,834
Real Estate Investment Trust — Shopping Centers (0.2%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	273,392
Real Estate Investment Trust — Single Tenant (0.9%)
Realty Income Corp., 5.950%, 09/15/16	250,000	267,396
Select Income REIT, 4.500%, 02/01/25	750,000	752,352
Tanger Properties L.P., 3.875%, 12/01/23	500,000	521,722
		1,541,470
Real Estate Investment Trust — Storage (0.3%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	538,022
Specialized REITs (0.7%)
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,015,770
HCP, Inc., 4.250%, 11/15/23	250,000	262,761
		1,278,531
Health Care (2.2%)
Biotechnology (0.2%)
Amgen, Inc., 5.700%, 02/01/19	250,000	285,890
Health Care Equipment & Supplies (0.7%)
St Jude Medical, Inc., 4.750%, 04/15/43	250,000	273,676
Zimmer Holdings, Inc., 3.550%, 04/01/25	1,000,000	1,020,742
		1,294,418
Health Care Providers & Services (0.3%)
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	263,963
UnitedHealth Group, Inc., 2.750%, 02/15/23	250,000	252,415
		516,378
Pharmaceuticals (1.0%)
Actavis Funding SCS, 3.800%, 03/15/25 (e)	670,000	691,460
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	521,327
Mylan, Inc., 4.200%, 11/29/23	500,000	531,289
		1,744,076
Industrials (4.2%)
Aerospace & Defense (0.5%)
BAE Systems Holdings, Inc., 5.200%, 08/15/15 (c)	250,000	253,969
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	534,816
		788,785
Electrical Equipment (0.5%)
Trimble Navigation, Ltd., 4.750%, 12/01/24	750,000	790,750
Environmental Control (0.6%)
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	1,024,916
Machinery (0.9%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23 (b)	750,000	809,114
Joy Global, Inc., 5.125%, 10/15/21	750,000	836,966
		1,646,080
Miscellaneous Manufacturing (0.8%)
Textron, Inc.
3.875%, 03/01/25	750,000	774,787
4.300%, 03/01/24	500,000	535,264
		1,310,051

See accompanying notes to investments in securities.

	Principal	Value(a)
Road & Rail (0.1%)
The Kansas City Southern Railway Co., 4.300%, 05/15/43	$250,000	$264,041
Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	373,540
Trucking & Leasing (0.6%)
GATX Corp., 3.250%, 03/30/25	1,000,000	989,045

Information Technology (1.3%)
Communications Equipment (0.6%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	514,486
Motorola Solutions, Inc., 4.000%, 09/01/24	500,000	516,659
		1,031,145
Internet Software & Services (0.4%)
eBay, Inc., 3.450%, 08/01/24	750,000	742,645
IT Services (0.3%)
The Western Union Co., 3.350%, 05/22/19	500,000	520,044

Materials (1.2%)
Chemicals (1.2%)
Potash Corp. of Saskatchewan, Inc., 3.000%, 04/01/25 (e)	1,000,000	1,001,337
The Dow Chemical Co., 3.500%, 10/01/24	750,000	761,623
The Mosaic Co., 5.450%, 11/15/33	200,000	231,250
		1,994,210
Transportation (0.8%)
Airlines (0.2%)
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 08/15/25	244,225	260,095
Transport — Rail (0.6%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	539,598

	Shares/ Principal
Union Pacific Corp., 3.750%, 03/15/24	$500,000	546,141
		1,085,739
Utilities (0.9%)
Electric Utilities (0.3%)
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	261,550
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	259,210
		520,760
Electric — Integrated (0.2%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	266,488
Multi-Utilities (0.1%)
Dominion Gas Holdings LLC, 3.550%, 11/01/23	250,000	260,911
Water Utilities (0.3%)
Aquarion Co., 4.000%, 08/15/24 (c) (d)	500,000	506,128
Total corporate obligations (cost: $52,256,830)		53,760,058
Total long-term debt securities (cost: $58,341,359)		59,956,975

Mutual Funds (40.1%)
Investment Companies (40.1%)
SFT Advantus Index 500 Fund (f)	7,400,574	57,768,929
SPDR S&P 500 ETF Trust	36,170	7,466,573
Vanguard S&P 500 ETF	20,175	3,817,110
Total mutual funds (cost: $63,483,545)		69,052,612

Short-Term Securities (23.9%)
Investment Companies (23.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	41,220,963	41,220,963
Total short-term securities (cost: $41,220,963)		41,220,963

Total investments in securities (cost: $163,045,867) (g)		170,230,550
Cash and other assets in excess of liabilities (1.2%)		2,090,225
Total net assets (100.0%)		$172,320,775

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2015, securities with an aggregate market value of $3,107,854 have been pledged to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)

10 Year U.S. Treasury Note	June 2015	8	Short	$(6,829)
S&P 500® E-Mini Index Future	June 2015	4	Long	(1,866)
S&P 500® Index Future	June 2015	54	Long	161,155
		66		$152,460

(c)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(d)         Illiquid security. (See Note 3.)

(e)          Foreign security: The Fund held 2.8% of net assets in foreign securities at March 31, 2015.

(f)           Affiliated security.

(g)          At March 31, 2015 the cost of securities for federal income tax purposes was $163,071,476. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$7,471,416
Gross unrealized depreciation	(312,342)
Net unrealized appreciation	$7,159,074

See accompanying notes to investments in securities.

SFT Advantus Money Market Fund

Investments in Securities

March 31, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Commercial Paper (39.0%)
Consumer Staples (12.3%)
Beverages (8.7%)
PepsiCo, Inc.,
0.081%, 04/30/15 (b) (c)	$2,000,000	$1,999,870
0.081%, 05/07/15 (b) (c)	1,800,000	1,799,856
The Coca-Cola Co.,
0.112%, 04/09/15 (b) (c)	450,000	449,989
0.112%, 05/12/15 (b) (c)	1,000,000	999,875
0.122%, 05/27/15 (b) (c)	2,000,000	1,999,627
		7,249,217
Food & Beverage (1.2%)
Cargill, Inc., 0.071%, 04/14/15 (b) (c)	1,000,000	999,975
Food & Staples Retailing (2.4%)
Wal-Mart Stores, Inc., 0.051%, 04/27/15 (b) (c)	2,000,000	1,999,928
Financial (4.2%)
Insurance (4.2%)
Massachusetts Mutual Life Insurance Co., 0.101%, 04/16/15 (b) (c)	1,500,000	1,499,937
MetLife Funding, Inc., 0.122%, 04/21/15 (b)	2,000,000	1,999,867
		3,499,804
Health Care (14.5%)
Pharmaceuticals (14.5%)
Abbot Laboratories,
0.122%, 06/02/15 (b) (c)	1,000,000	999,793
0.122%, 06/25/15 (b) (c)	1,000,000	999,717
Johnson & Johnson,
0.051%, 04/07/15 (b) (c)	500,000	499,996
0.051%, 04/23/15 (b) (c)	2,000,000	1,999,939
Novartis Finance Corp., 0.101%, 04/07/15 (b) (c)	2,000,000	1,999,967
Pfizer, Inc., 0.101%, 04/09/15 (b) (c)	2,000,000	1,999,955
Roche Holdings, Inc.,
0.101%, 06/10/15 (b) (c)	2,000,000	1,999,611
0.112%, 07/16/15 (b) (c)	1,500,000	1,499,514
		11,998,492
Industrials (6.2%)
Air Freight & Logistics (1.2%)
United Parcel Service, Inc., 0.071%, 04/16/15 (b) (c)	1,000,000	999,971
Electrical Equipment (3.6%)
Emerson Electric Co.,
0.101%, 05/08/15 (b) (c)	1,500,000	1,499,846
0.101%, 05/26/15 (b) (c)	1,500,000	1,499,771
		2,999,617
Machinery (1.4%)
Parker-Hannifin Corp., 0.081%, 04/20/15 (b) (c)	1,158,000	1,157,951

Materials (1.8%)
Chemicals (1.8%)
Praxair, Inc., 0.071%, 04/22/15 (b)	1,500,000	1,499,939
Total commercial paper (cost: $32,404,894)		32,404,894

Corporate Bonds & Notes (1.2%)
Financial (1.2%)
Finance — Auto Loans (1.2%)
American Honda Finance Corp., 0.261%, 06/04/15 (d)	1,000,000	1,000,000
Total corporate bonds & notes (cost: $1,000,000)		1,000,000

U.S. Government Obligations (31.6%)
Discount Notes (30.1%)
Federal Home Loan Bank
0.038%, 04/10/15 (b)	4,100,000	4,099,961
0.041%, 04/24/15 (b)	2,400,000	2,399,939
0.057%, 05/08/15 (b)	1,000,000	999,942
0.066%, 04/17/15 (b)	1,500,000	1,499,957
Federal Home Loan Mortgage Corporation (FHLMC)
0.041%, 04/01/15 (b)	2,000,000	2,000,000
0.041%, 05/06/15 (b)	1,700,000	1,699,934
0.046%, 04/22/15 (b)	1,500,000	1,499,960
0.051%, 04/06/15 (b)	2,000,000	1,999,986
0.051%, 05/05/15 (b)	1,600,000	1,599,924
0.061%, 06/17/15 (b)	2,200,000	2,199,718
Federal National Mortgage Association (FNMA)
0.041%, 05/01/15 (b)	1,000,000	999,967
0.056%, 04/02/15 (b)	2,000,000	1,999,997
0.066%, 04/29/15 (b)	2,000,000	1,999,899
		24,999,184

See accompanying notes to investments in securities.

	Shares/ Principal	Value(a)
Federal Home Loan Mortgage Corporation (FHLMC) (1.5%)
Federal Home Loan Mortgage Corp., 0.270%, 12/09/15	$1,250,000	$1,250,000
Total U.S. government obligations (cost: $26,249,184)		26,249,184
Other Short-Term Investments (7.6%)
Asset-Backed Securities (7.6%)
CarMax Auto Owner Trust, 0.240%, 03/15/16	1,059,778	1,059,778
Dell Equipment Finance Trust, 0.260%, 08/14/15 (e)	199,312	199,312
Enterprise Fleet Financing LLC, 0.360%, 03/20/16 (e)	745,433	745,433
Honda Auto Receivables Owner Trust, 0.190%, 08/17/15	102,291	102,291
Hyundai Auto Receivables Trust, 0.240%, 01/15/16	503,394	503,394
John Deere Owner Trust, 0.210%, 09/24/15	278,813	278,813
Kubota Credit Owner Trust, 0.270%, 02/16/16 (e)	843,635	843,635
Mercedes Benz Auto Lease Trust, 0.240%, 01/15/16	1,133,028	1,133,028
Nissan Auto Lease Trust, 0.200%, 10/15/15	478,631	478,631
Nissan Auto Receivables Owner Trust, 0.230%, 12/15/15	590,609	590,609
World Omni Auto Receivables Trust, 0.230%, 11/16/15	319,127	319,127
Total other short-term investments (cost: $6,254,051)		6,254,051
Investment Companies (20.7%)
BlackRock Liquidity Funds T-Fund Portfolio, current rate 0.010%	4,000,000	4,000,000
Federated Government Obligations Fund, current rate 0.010%	4,000,000	4,000,000
JPMorgan U.S. Government Money Market Fund, current rate 0.010%	4,000,000	4,000,000
STIT-Government & Agency Portfolio, current rate 0.010%	4,000,000	4,000,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	1,217,538	1,217,538
Total investment companies (cost: $17,217,538)		17,217,538

Total investments in securities (cost: $83,125,667) (f)		83,125,667
Liabilities in excess of cash and other assets (-0.1%)		(77,764)
Total net assets (100.0%)		$83,047,903

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Rate represents annualized yield at date of purchase.

(c)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Trustees. In the aggregate such securities represent 34.8% of the Fund’s net assets as of March 31, 2015.

(d)         Variable rate security.

(e)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(f)           Also represents the cost of securities for federal income tax purposes at March 31, 2015.

See accompanying notes to investments in securities.

SFT Advantus Mortgage Securities Fund

Investments in Securities

March 31, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (96.0%)
Government Obligations (83.4%)
Other Government Obligations (0.2%)
Provincial or Local Government Obligation (0.2%)
Utility Debt Securitization Authority, 3.435%, 12/15/25	$150,000	$160,016
U.S. Government Agencies and Obligations (83.2%)
Export-Import Bank of the United States (0.9%)
DY7 Leasing LLC, 2.578%, 12/10/25	223,958	227,339
Export Leasing 2009 LLC, 1.859%, 08/28/21	169,209	170,353
Helios Leasing I LLC
1.825%, 05/16/25	130,145	128,835
2.018%, 05/29/24	205,791	206,310
Union 16 Leasing LLC, 1.863%, 01/22/25	211,885	210,486
		943,323
Federal Home Loan Mortgage Corporation (FHLMC) (18.7%)
1.824%, 08/25/24 (b)	527,330	531,149
2.374%, 09/25/24 (b)	500,000	497,456
2.500%, 03/01/28	239,758	246,543
2.500%, 04/01/28	396,583	407,689
3.000%, 08/01/42	177,785	181,841
3.000%, 12/01/42	351,655	359,781
3.000%, 01/01/43	437,282	447,370
3.000%, 02/01/43	1,027,702	1,053,619
3.000%, 04/01/43	1,321,015	1,351,956
3.500%, 10/01/25	216,510	232,247
3.500%, 05/01/32	436,241	461,960
3.500%, 03/01/42	1,509,050	1,590,961
3.500%, 08/01/42	408,220	430,378
3.500%, 11/01/44	1,936,965	2,032,056
3.500%, 12/01/44	2,191,355	2,298,936
4.000%, 09/01/40	509,560	552,010
4.000%, 03/01/41	600,116	651,848
4.500%, 04/01/23	72,063	78,420
4.500%, 09/01/40	397,220	433,317
4.500%, 01/01/41	620,465	682,427
4.500%, 03/01/41	557,208	615,228
5.000%, 03/01/23	74,408	82,412
5.000%, 05/01/29	78,672	87,298
5.000%, 08/01/35	96,017	106,722
5.000%, 11/01/35	77,991	86,506
5.000%, 11/01/39	877,336	993,291
5.000%, 03/01/40	550,522	625,803
5.500%, 06/01/20	85,869	91,740
5.500%, 10/01/20	218,507	233,143
5.500%, 11/01/23	190,970	214,035
5.500%, 05/01/34	267,662	303,723
6.000%, 09/01/22	134,815	148,042
6.000%, 11/01/33	262,283	300,301
6.250%, 12/15/23	128,970	143,192
6.500%, 11/01/32	69,018	80,111
		18,633,511
Federal National Mortgage Association (FNMA) (46.6%)
2.100%, 10/25/22	250,000	246,689
2.500%, 03/01/27	683,214	703,638
2.500%, 11/01/27	329,359	337,711
2.500%, 03/01/28	710,564	731,255
2.500%, 04/01/30 (c)	1,430,000	1,468,655
3.000%, 09/01/22	289,021	303,326
3.000%, 11/01/27	339,439	356,483
3.000%, 06/01/28	408,818	431,312
3.000%, 03/01/42	187,059	191,689
3.000%, 09/01/42	249,795	256,027
3.000%, 03/01/43	174,218	178,623
3.000%, 04/01/43	2,030,950	2,080,971
3.000%, 05/01/43	966,382	989,918
3.000%, 09/01/43	260,565	266,797
3.140%, 08/01/15	1,500,000	1,510,205
3.500%, 11/01/25	118,199	126,732
3.500%, 01/01/26	279,539	299,683
3.500%, 04/01/30 (c)	675,000	716,133
3.500%, 12/01/32	389,548	411,990
3.500%, 11/01/40	327,321	346,472
3.500%, 01/01/41	599,506	632,247
3.500%, 02/01/41	1,299,067	1,367,173
3.500%, 11/01/41	558,247	590,600
3.500%, 12/01/41	1,165,097	1,225,581
3.500%, 01/01/42	2,676,975	2,815,813
3.500%, 05/01/42	762,157	804,739
3.500%, 08/01/42	728,334	769,417
3.500%, 01/01/43	448,306	471,640
3.500%, 02/01/43	860,759	913,040
3.500%, 03/01/43	421,873	446,634
3.500%, 05/01/43	1,486,540	1,569,489
3.500%, 04/01/45 (c)	500,000	525,156
4.000%, 06/25/23	274,371	290,646
4.000%, 12/01/40	300,509	323,131
4.000%, 04/01/41	209,807	227,538
4.000%, 11/01/41	589,083	631,410
4.000%, 06/01/42	1,464,365	1,579,079
4.000%, 09/01/43	997,983	1,071,329
4.000%, 10/01/43	1,821,237	1,986,495
4.000%, 01/01/44	415,046	452,708
4.000%, 08/01/44	496,225	533,234
4.500%, 04/01/21	7,421	7,837
4.500%, 11/01/23	71,143	77,536

See accompanying notes to investments in securities.

	Principal	Value(a)
4.500%, 04/01/25	$169,151	$182,302
4.500%, 05/01/35	444,734	487,508
4.500%, 07/01/35	362,348	396,639
4.500%, 09/01/37	414,989	456,388
5.000%, 05/01/18	117,553	123,528
5.000%, 10/01/20	87,703	94,786
5.000%, 06/25/23	282,711	306,707
5.000%, 10/25/33	16,290	16,425
5.000%, 11/01/33	354,412	395,705
5.000%, 03/01/34	827,538	923,067
5.000%, 05/01/34	88,480	98,840
5.000%, 12/01/34	76,399	85,340
5.000%, 04/01/35	120,014	133,845
5.000%, 07/01/35	746,779	834,432
5.000%, 03/01/38	187,086	207,789
5.000%, 06/01/39	314,441	357,744
5.000%, 12/01/39	432,756	493,095
5.000%, 06/01/40	166,323	186,692
5.000%, 04/01/41	321,278	364,799
5.500%, 02/01/18	68,294	71,788
5.500%, 03/01/18	146,574	154,074
5.500%, 08/01/23	115,929	130,451
5.500%, 02/01/24	151,449	170,427
5.500%, 04/01/33	431,596	494,349
5.500%, 05/01/33	31,118	35,155
5.500%, 01/01/34	87,933	99,638
5.500%, 02/01/34	55,951	63,320
5.500%, 04/01/34	136,396	154,453
5.500%, 05/01/34	24,270	27,377
5.500%, 09/01/34	308,558	353,183
5.500%, 10/01/34	137,063	155,875
5.500%, 01/01/35	211,356	241,174
5.500%, 02/01/35	358,443	409,603
5.500%, 06/01/35	22,542	25,544
5.500%, 08/01/35	119,941	135,827
5.500%, 10/01/35	69,917	80,352
5.500%, 11/01/35	22,554	25,428
5.500%, 09/01/36	309,555	350,541
5.500%, 05/01/38	12,015	13,520
6.000%, 09/01/32	30,023	34,861
6.000%, 10/01/32	468,944	544,614
6.000%, 11/01/32	398,596	462,961
6.000%, 03/01/33	480,566	558,457
6.000%, 04/01/33	116,271	134,335
6.000%, 12/01/33	107,921	124,635
6.000%, 08/01/34	104,431	119,896
6.000%, 09/01/34	58,871	67,584
6.000%, 11/01/34	35,495	40,811
6.000%, 12/01/34	280,850	322,655
6.000%, 11/01/36	39,420	45,153
6.000%, 01/01/37	343,382	391,073
6.000%, 08/01/37	94,819	108,949
6.000%, 09/01/37	153,842	178,199
6.000%, 12/01/37	76,961	88,470
6.000%, 12/01/38	137,631	158,816
6.500%, 11/01/23	87,867	99,000
6.500%, 02/01/32	364,592	434,095
6.500%, 04/01/32	121,533	144,641
6.500%, 05/01/32	45,056	54,027
6.500%, 07/01/32	437,685	509,127
6.500%, 09/01/32	3,735	4,288
6.500%, 09/01/34	24,302	27,913
6.500%, 11/01/34	16,867	20,582
6.500%, 03/01/35	185,727	219,373
6.500%, 02/01/36	32,153	36,914
6.500%, 09/01/37	208,130	238,953
7.000%, 09/01/31	176,026	207,370
7.000%, 11/01/31	33,192	40,585
7.000%, 02/01/32	133,194	162,965
7.000%, 07/01/32	20,515	24,029
7.000%, 10/01/37	17,049	18,341
7.500%, 07/25/22	177,645	199,812
7.500%, 04/01/31	59,960	70,332
		46,498,307
Government National Mortgage Association (GNMA) (16.6%)
0.000%, 03/16/42 (b) (d) (e)	1,261,385	13
0.168%, 03/16/34 (b) (d)	48,504	—
0.366%, 06/17/45 (b) (d)	1,175,785	12,618
0.643%, 07/16/40 (b) (d)	327,566	3,586
3.000%, 09/20/42	799,512	824,950
3.000%, 09/20/44	288,852	298,051
3.000%, 03/15/45	233,759	241,108
3.000%, 04/01/45 (c)	550,000	566,317
3.250%, 04/20/33	238,699	250,571
3.250%, 03/20/35 (c)	1,387,424	1,462,201
3.500%, 11/15/40	167,155	176,274
3.500%, 10/20/43	642,478	677,951
3.500%, 02/20/45	1,197,385	1,262,158
3.500%, 03/20/45	1,075,000	1,133,274
3.500%, 04/01/45 (c)	1,000,000	1,052,227
4.000%, 07/20/31	620,223	671,291
4.000%, 04/20/39	487,999	528,209
4.000%, 12/20/40	1,379,658	1,507,430
4.000%, 01/15/41	117,250	126,235
4.000%, 02/15/41	697,995	765,098
4.000%, 10/15/41	626,135	682,760
4.000%, 12/20/44	448,423	480,908
4.500%, 06/15/40	521,180	586,373
5.000%, 05/15/33	182,844	205,492
5.000%, 12/15/39	131,034	148,961
5.000%, 01/15/40	1,297,604	1,470,871
5.000%, 07/15/40	821,133	915,787

See accompanying notes to investments in securities.

	Principal	Value(a)
5.500%, 07/15/38	$192,133	$219,157
5.500%, 10/15/38	246,795	284,387
		16,554,258
U.S. Treasury (0.3%)
U.S. Treasury Note
0.500%, 08/31/16	200,000	200,250
0.875%, 05/15/17	100,000	100,563
		300,813
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	95,019	106,873
Total government obligations (cost: $80,850,786)		83,197,101

Asset-Backed Securities (4.7%)
ABFS Mortgage Loan Trust, 7.490%, 12/25/31 (f)	159,704	147,835
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	120,000	131,945
Carmax Auto Owner Trust, 2.060%, 11/15/19	250,000	248,052
CountryPlace Manufactured Housing Contract Trust, 4.800%, 12/15/35 (b) (e) (g)	245,788	250,294
Credit-Based Asset Servicing and Securitization LLC, 5.604%, 10/25/36 (f) (g)	505,000	541,201
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	500,000	585,136
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (e) (g) (h) (i)	166,471	166,275
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	200,000	201,052
Huntington Auto Trust, 1.370%, 05/15/18	165,000	165,994
Lehman ABS Manufactured Housing Contract Trust, 5.873%, 04/15/40	211,746	227,534
Longtrain Leasing III LLC 2015-1A Class A1, 2.980%, 01/15/45 (e) (g)	658,420	661,403
Origen Manufactured Housing
5.460%, 11/15/35 (b)	309,605	316,083
5.910%, 01/15/37	550,000	577,538
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (g)	462,749	464,731
Vanderbilt Mortgage Finance, 6.210%, 05/07/26	37,552	38,207
Total asset-backed securities (cost: $4,679,300)		4,723,280

Other Mortgage-Backed Securities (6.4%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.9%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29 (i)	209,242	196,881
BHN I Mortgage Fund
1.000%, 03/25/16 (b) (e) (g) (h) (i) (j)	10,000	80,692
7.540%, 05/31/17 (e) (g) (h) (i) (j)	425	215,572
7.916%, 07/01/15 (e) (g) (h) (i) (j)	50,980	411,368
Prudential Home Mortgage Securities
7.900%, 04/28/22 (g)	33,829	30,690
7.918%, 09/28/24 (b) (g)	2,272	1,927
Structured Asset Mortgage Investments, Inc., 2.177%, 05/02/30 (b) (i)	12,105	3,578
		940,708
Commercial Mortgage-Backed Securities (5.5%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (g)	298,944	306,838
Banc of America Re-Remic Trust, 4.185%, 08/15/46 (b) (g)	930,000	1,034,629
Citigroup Commercial Mortgage Trust, 2.912%, 01/12/30 (b) (g)	130,000	131,719
CSMC Mortgage Trust, 1.800%, 04/15/27 (b) (g)	665,000	662,339
Extended Stay America Trust, 2.295%, 12/05/31 (g)	300,000	299,535
Hometown Commercial Mortgage, 5.506%, 11/11/38 (e) (g)	372,227	318,928
Irvine Core Office Trust, 2.068%, 05/15/48 (g)	419,160	420,707
JPMorgan Chase Commercial Mortgage Securities Corp.
1.935%, 12/05/27 (b) (d) (e) (g)	3,528,945	284,062
7.151%, 12/05/27 (g)	125,000	151,540

See accompanying notes to investments in securities.

	Shares/ Principal	Value(a)
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (g)	$150,000	$155,013
Multi Security Asset Trust
5.270%, 11/28/35 (e) (g)	375,000	378,218
5.880%, 11/28/35 (b) (e) (g)	990,000	975,236
TimberStar Trust, 5.668%, 10/15/36 (g)	350,000	370,418
		5,489,182
Total other mortgage-backed securities (cost: $5,787,008)		6,429,890
Corporate Obligations (1.5%)
Communications (0.2%)
Telecommunication (0.2%)
SBA Tower Trust, 2.240%, 04/16/18 (g)	220,000	219,821

Financial (1.3%)
Real Estate Investment Trust — Diversified (0.4%)
Retail Properties of America, Inc., 4.000%, 03/15/25	400,000	403,875
Real Estate Investment Trust — Office Property (0.5%)
ARC Properties Operating Partnership LP, 4.600%, 02/06/24	500,000	486,250
Real Estate Investment Trust — Single Tenant (0.4%)
Select Income REIT, 3.600%, 02/01/20	400,000	410,131
Total corporate obligations (cost: $1,502,908)		1,520,077
Total long-term debt securities (cost: $92,820,002)		95,870,348

Short-Term Securities (10.6%)
Investment Companies (10.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%(k)	2,757,761	2,757,761
STIT-Government & Agency Portfolio, current rate 0.010% (k)	7,800,000	7,800,000
Total short-term securities (cost: $10,557,761)		10,557,761
Total investments in securities (cost: $103,377,763) (l)		$106,428,109
Liabilities in excess of cash and other assets (-6.6%)		(6,617,135)
Total net assets (100.0%)		$99,810,974

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Variable rate security.
(c)	Security is issued on a when-issued or forward commitment basis. As of March 31, 2015 the total cost of investments issued on a when-issued or forward commitment basis was $5,733,391.
(d)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)	Illiquid security. (See Note 3.)
(f)	Step rate security.
(g)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(h)	Foreign security: The Fund held 0.9% of net assets in foreign securities at March 31, 2015.
(i)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(j)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(k)	All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2015.
(l)	At March 31, 2015 the cost of securities for federal income tax purposes was $103,964,688. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$3,626,762
	Gross unrealized depreciation	(1,163,341)
	Net unrealized appreciation	$2,463,421

See accompanying notes to investments in securities.

SFT Advantus Real Estate Securities Fund

Investments in Securities

March 31, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Consumer Discretionary (1.4%)
Hotels, Restaurants & Leisure (1.4%)
Hilton Worldwide Holdings, Inc. (b)	69,500	$2,058,590
Financial (98.2%)
Diversified REITs (0.6%)
Cousins Properties, Inc.	86,700	919,020
Industrial REITs (4.4%)
DCT Industrial Trust, Inc.	43,375	1,503,378
EastGroup Properties, Inc.	19,495	1,172,429
ProLogis, Inc.	94,981	4,137,372
		6,813,179
Office REITs (21.7%)
Alexandria Real Estate Equities, Inc.	52,200	5,117,688
Boston Properties, Inc.	62,283	8,749,516
Duke Realty Corp.	188,600	4,105,822
Hudson Pacific Properties, Inc.	48,300	1,603,077
Kilroy Realty Corp.	26,236	1,998,396
Paramount Group, Inc.	57,000	1,100,100
SL Green Realty Corp.	33,071	4,245,655
Vornado Realty Trust	57,186	6,404,832
		33,325,086
Residential REITs (21.0%)
American Campus Communities, Inc.	44,100	1,890,567
Apartment Investment & Management Co. - Class A	19,700	775,392
AvalonBay Communities, Inc.	43,026	7,497,281
Camden Property Trust	45,000	3,515,850
Equity Residential	102,500	7,980,650
Essex Property Trust, Inc.	27,216	6,256,958
Mid-America Apartment Communities, Inc.	8,504	657,104
UDR, Inc.	107,300	3,651,419
		32,225,221
Retail REITs (27.2%)
Acadia Realty Trust	65,936	2,299,848
Brixmor Property Group, Inc.	54,700	1,452,285
DDR Corp.	137,500	2,560,250
Federal Realty Investment Trust	29,000	4,269,090
General Growth Properties, Inc.	175,200	5,177,160
Kimco Realty Corp.	116,700	3,133,395
Kite Realty Group Trust	105,950	2,984,611
Regency Centers Corp.	33,000	2,245,320
Simon Property Group, Inc.	81,779	15,999,244
The Macerich Co.	19,400	1,636,002
		41,757,205
Specialized REITs (23.3%)
CubeSmart	55,021	1,328,757
Extra Space Storage, Inc.	60,800	4,108,256
HCP, Inc.	8,800	380,248
Health Care REIT, Inc.	85,600	6,622,016
Healthcare Trust of America, Inc. - Class A	41,300	1,150,618
Host Hotels & Resorts, Inc.	44,946	907,010
LaSalle Hotel Properties	50,101	1,946,925
Pebblebrook Hotel Trust	64,900	3,022,393
Public Storage	30,400	5,993,056
RLJ Lodging Trust	16,500	516,615
Strategic Hotels & Resorts, Inc. (b)	153,100	1,903,033
Sunstone Hotel Investors, Inc.	71,000	1,183,570
Ventas, Inc.	90,896	6,637,226
		35,699,723
Total common stocks (cost: $117,546,129)		152,798,024
Short-Term Securities (0.2%)
Investment Companies (0.2%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	367,163	367,163
Total short-term securities (cost: $367,163)		367,163
Total investments in securities (cost: $117,913,292) (c)		153,165,187
Cash and other assets in excess of liabilities (0.2%)		382,133
Total net assets (100.0%)		$153,547,320

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	At March 31, 2015 the cost of securities for federal income tax purposes was $118,558,062. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$34,888,864
	Gross unrealized depreciation	(281,739)
	Net unrealized appreciation	$34,607,125

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities

March 31, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.2%)
Consumer Discretionary (26.0%)
Automobiles (1.0%)
Harley-Davidson, Inc.	85,480	$5,192,055

Hotels, Restaurants & Leisure (4.7%)
Hilton Worldwide Holdings, Inc. (b)	416,500	12,336,730
Las Vegas Sands Corp.	60,700	3,340,928
Starbucks Corp.	61,200	5,795,640
Wynn Resorts, Ltd.	17,900	2,253,252
		23,726,550
Household Durables (2.5%)
Harman International Industries, Inc.	93,700	12,521,131

Internet & Catalog Retail (3.2%)
Amazon.com, Inc. (b)	28,800	10,716,480
The Priceline Group, Inc. (b)	4,800	5,587,920
		16,304,400
Media (2.7%)
CBS Corp. - Class B	66,900	4,056,147
Comcast Corp. - Class A	174,700	9,865,309
		13,921,456
Specialty Retail (9.6%)
AutoZone, Inc. (b)	9,200	6,275,872
L Brands, Inc.	64,700	6,100,563
O’Reilly Automotive, Inc. (b)	35,700	7,719,768
The Home Depot, Inc.	180,000	20,449,800
Ulta Salon Cosmetics & Fragrance, Inc. (b)	54,500	8,221,325
		48,767,328
Textiles, Apparel & Luxury Goods (2.3%)
NIKE, Inc. - Class B	80,400	8,066,532
Under Armour, Inc. - Class A (b)	44,100	3,561,075
		11,627,607
Consumer Staples (2.2%)
Beverages (2.2%)
Anheuser-Busch InBev NV, ADR (c)	93,400	11,386,394

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
EOG Resources, Inc.	53,300	4,887,077

Financial (1.3%)
Specialized REITs (1.3%)
American Tower Corp.	72,400	6,816,460

Health Care (24.1%)
Biotechnology (13.9%)
Alexion Pharmaceuticals, Inc. (b)	22,000	3,812,600
Amgen, Inc.	42,500	6,793,625
Biogen, Inc. (b)	52,900	22,336,496
Celgene Corp. (b)	140,400	16,185,312
Gilead Sciences, Inc. (b)	193,700	19,007,781
Vertex Pharmaceuticals, Inc. (b)	21,600	2,548,152
		70,683,966
Health Care Providers & Services (3.0%)
HCA Holdings, Inc. (b)	201,000	15,121,230

Pharmaceuticals (7.2%)
Actavis PLC (b)	55,484	16,513,148
Bristol-Myers Squibb Co.	195,300	12,596,850
Shire PLC, ADR (c)	32,000	7,657,280
		36,767,278
Industrials (9.5%)
Aerospace & Defense (2.5%)
The Boeing Co.	85,300	12,801,824

Industrial Conglomerates (0.8%)
Danaher Corp.	45,600	3,871,440

Road & Rail (6.2%)
Canadian Pacific Railway, Ltd. (c)	67,900	12,405,330
Kansas City Southern	55,500	5,665,440
Union Pacific Corp.	126,700	13,722,877
		31,793,647
Information Technology (32.0%)
Computers & Peripherals (5.5%)
Apple, Inc.	227,288	28,281,446

Internet Software & Services (8.3%)
Facebook, Inc. - Class A (b)	176,400	14,502,726
Google, Inc. - Class A (b)	13,400	7,432,980
Google, Inc. - Class C (b)	16,600	9,096,800
LinkedIn Corp. - Class A (b)	29,400	7,345,884
Twitter, Inc. (b)	78,200	3,916,256
		42,294,646
IT Services (11.3%)
Alliance Data Systems Corp. (b)	10,900	3,229,125

See accompanying notes to investments in securities.

	Shares	Value(a)
Cognizant Technology Solutions Corp. - Class A (b)	168,300	$10,500,237
FleetCor Technologies, Inc. (b)	22,600	3,410,792
Mastercard, Inc. - Class A	253,800	21,925,782
Visa, Inc. - Class A	280,800	18,367,128
		57,433,064
Semiconductors & Semiconductor Equipment (5.4%)
Applied Materials, Inc.	526,400	11,875,584
Lam Research Corp.	36,200	2,542,507
NXP Semiconductor NV (b) (c)	102,110	10,247,760
Texas Instruments, Inc.	45,700	2,613,354
		27,279,205
Software (1.5%)
Adobe Systems, Inc. (b)	103,200	7,630,608

Materials (1.1%)
Chemicals (1.1%)
PPG Industries, Inc.	25,700	5,796,378
Telecommunication Services (1.0%)
Wireless Telecommunication Services (1.0%)
SBA Communications Corp. - Class A (b)	42,400	4,965,040
Total common stocks (cost: $417,389,167)		499,870,230

Short-Term Securities (1.8%)
Investment Companies (1.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	8,943,464	8,943,464
Total short-term securities (cost: $8,943,464)		8,943,464
Total investments in securities (cost: $426,332,631) (d)		508,813,694
Liabilities in excess of cash and other assets (0.0%)		(161,641)
Total net assets (100.0%)		$508,652,053

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 8.2% of net assets in foreign securities at March 31, 2015.
(d)	At March 31, 2015 the cost of securities for federal income tax purposes was $426,347,343. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$87,559,551
	Gross unrealized depreciation	(5,093,200)
	Net unrealized appreciation	$82,466,351

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities

March 31, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.4%)
Consumer Discretionary (10.3%)
Hotels, Restaurants & Leisure (4.4%)
Krispy Kreme Doughnuts, Inc. (b)	266,400	$5,325,336
Panera Bread Co. - Class A (b)	17,900	2,863,911
		8,189,247
Household Durables (0.8%)
Harman International Industries, Inc.	10,700	1,429,841

Specialty Retail (3.4%)
Five Below, Inc. (b)	127,500	4,535,175
Zumiez, Inc. (b)	47,900	1,927,975
		6,463,150
Textiles, Apparel & Luxury Goods (1.7%)
Carter’s, Inc.	34,300	3,171,721

Consumer Staples (2.2%)
Food Products (2.2%)
The Hain Celestial Group, Inc. (b)	63,400	4,060,770

Energy (0.5%)
Energy Equipment & Services (0.5%)
Dril-Quip, Inc. (b)	12,700	868,553

Financial (7.7%)
Capital Markets (3.4%)
Financial Engines, Inc.	79,800	3,338,034
HFF, Inc. - Class A	79,400	2,980,676
		6,318,710
Consumer Finance (4.3%)
PRA Group, Inc. (b)	150,100	8,153,432

Health Care (22.1%)
Health Care Equipment & Supplies (12.7%)
Cyberonics, Inc. (b)	85,500	5,550,660
DexCom, Inc. (b)	122,000	7,605,480
LDR Holding Corp. (b)	120,000	4,396,800
Novadaq Technologies, Inc. (b) (c)	190,600	3,095,344
The Spectranetics Corp. (b)	89,500	3,111,020
		23,759,304
Health Care Providers & Services (5.3%)
Acadia Healthcare Co., Inc. (b)	50,100	3,587,160
ExamWorks Group, Inc. (b)	155,900	6,488,558
		10,075,718
Health Care Technology (3.0%)
Veeva Systems, Inc. - Class A (b)	219,900	5,614,047

Pharmaceuticals (1.1%)
Intersect ENT, Inc. (b)	80,100	2,068,983

Industrials (23.5%)
Aerospace & Defense (3.0%)
Hexcel Corp.	108,300	5,568,786

Building Products (3.6%)
Apogee Enterprises, Inc.	63,400	2,738,880
Trex Co., Inc. (b)	72,286	3,941,755
		6,680,635
Commercial Services & Supplies (1.4%)
Healthcare Services Group, Inc.	81,200	2,608,956

Electrical Equipment (2.5%)
Acuity Brands, Inc.	28,500	4,792,560

Machinery (9.3%)
RBC Bearings, Inc.	23,931	1,831,679
Tennant Co.	59,900	3,915,663
The Middleby Corp. (b)	51,900	5,327,535
The Toro Co.	90,100	6,317,812
		17,392,689
Professional Services (1.8%)
WageWorks, Inc. (b)	63,300	3,375,789

Trading Companies & Distributors (1.9%)
Rush Enterprises, Inc. - Class A (b)	78,000	2,134,080
Watsco, Inc.	11,200	1,407,840
		3,541,920
Information Technology (32.1%)
Electronic Equipment, Instruments & Components (6.8%)
Cognex Corp. (b)	175,500	8,703,045
FEI Co.	52,200	3,984,948
		12,687,993
Internet Software & Services (3.7%)
Amber Road, Inc. (b)	112,400	1,039,700
GrubHub, Inc. (b)	43,100	1,956,309
Xoom Corp. (b)	270,500	3,973,645
		6,969,654

See accompanying notes to investments in securities.

	Shares	Value(a)
IT Services (3.0%)
Virtusa Corp. (b)	136,853	$5,662,977

Software (18.6%)
Factset Research Systems, Inc.	23,500	3,741,200
Guidewire Software, Inc. (b)	80,000	4,208,800
Manhattan Associates, Inc. (b)	65,800	3,330,138
Monotype Imaging Holdings, Inc.	97,000	3,166,080
Paycom Software, Inc. (b)	86,600	2,776,396
Proofpoint, Inc. (b)	57,000	3,375,540
The Ultimate Software Group, Inc. (b)	37,000	6,288,335
Tyler Technologies, Inc. (b)	66,200	7,979,086
		34,865,575
Total common stocks (cost: $159,141,477)		184,321,010
Short-Term Securities (1.9%)
Investment Companies (1.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	3,504,627	3,504,627
Total short-term securities (cost: $3,504,627)		3,504,627
Total investments in securities (cost: $162,646,104) (d)		187,825,637
Liabilities in excess of cash and other assets (-0.3%)		(488,355)
Total net assets (100.0%)		$187,337,282

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 1.7% of net assets in foreign securities at March 31, 2015.
(d)	At March 31, 2015 the cost of securities for federal income tax purposes was $162,776,184. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$29,931,917
	Gross unrealized depreciation	(4,882,464)
	Net unrealized appreciation	$25,049,453

See accompanying notes to investments in securities.

SFT Pyramis® Core Equity Fund

Investments in Securities

March 31, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.9%)
Consumer Discretionary (13.9%)
Auto Components (1.3%)
Delphi Automotive PLC (b)	23,810	$1,898,609
Automobiles (0.7%)
Harley-Davidson, Inc.	16,240	986,418
Hotels, Restaurants & Leisure (0.8%)
Starbucks Corp.	12,250	1,160,075
Internet & Catalog Retail (1.0%)
The Priceline Group, Inc. (c)	1,210	1,408,621
Media (6.3%)
Comcast Corp. - Class A	53,200	3,004,204
McGraw Hill Financial, Inc.	21,840	2,258,256
The Walt Disney Co.	19,440	2,039,061
Twenty-First Century Fox, Inc. - Class A	52,990	1,793,182
		9,094,703
Multiline Retail (1.1%)
Dollar General Corp. (c)	21,460	1,617,655
Specialty Retail (1.4%)
The Home Depot, Inc.	17,380	1,974,542
Textiles, Apparel & Luxury Goods (1.3%)
Michael Kors Holdings, Ltd. (b) (c)	15,700	1,032,275
PVH Corp.	7,380	786,413
		1,818,688
Consumer Staples (8.8%)
Beverages (2.2%)
Constellation Brands, Inc. - Class A (c)	14,100	1,638,561
Monster Beverage Corp. (c)	10,350	1,432,388
		3,070,949
Food & Staples Retailing (3.0%)
CVS Health Corp.	23,690	2,445,045
The Kroger Co.	24,860	1,905,767
		4,350,812
Food Products (1.1%)
Mondelez International, Inc. - Class A	42,120	1,520,111
Household Products (0.5%)
Colgate-Palmolive Co.	9,800	679,532
Personal Care (1.1%)
The Estee Lauder Cos., Inc. - Class A	19,560	1,626,610
Tobacco (0.9%)
Lorillard, Inc.	20,670	1,350,784
Energy (7.9%)
Energy Equipment & Services (2.0%)
Schlumberger, Ltd.	33,690	2,811,094
Oil, Gas & Consumable Fuels (5.9%)
Chevron Corp.	38,860	4,079,523
EQT Corp.	18,260	1,513,206
Hess Corp.	10,570	717,386
Marathon Petroleum Corp.	12,780	1,308,544
Occidental Petroleum Corp.	11,950	872,350
		8,491,009
Financial (14.6%)
Capital Markets (1.0%)
Invesco, Ltd.	36,420	1,445,510
Commercial Banks (6.1%)
Bank of America Corp.	146,960	2,261,714
Citigroup, Inc.	69,920	3,602,278
KeyCorp	92,480	1,309,517
M&T Bank Corp.	6,040	767,080
Regions Financial Corp.	82,490	779,531
		8,720,120
Consumer Finance (1.7%)
Capital One Financial Corp.	31,380	2,473,372
Diversified Financial Services (1.3%)
The NASDAQ OMX Group, Inc.	37,460	1,908,212
Insurance (1.8%)
Aflac, Inc.	20,540	1,314,765
American International Group, Inc.	22,900	1,254,691
		2,569,456
Office REITs (1.6%)
Boston Properties, Inc.	16,070	2,257,514
Real Estate Services (1.1%)
CBRE Group, Inc. - Class A (c)	40,800	1,579,368
Health Care (14.9%)
Biotechnology (4.5%)
Biogen, Inc. (c)	3,720	1,570,733

See accompanying notes to investments in securities.

	Shares	Value(a)
BioMarin Pharmaceutical, Inc. (c)	16,330	$2,035,045
Medivation, Inc. (c)	8,690	1,121,618
Vertex Pharmaceuticals, Inc. (c)	14,140	1,668,096
		6,395,492
Health Care Equipment & Supplies (1.6%)
Medtronic PLC (b)	29,400	2,292,906
Health Care Providers & Services (4.4%)
Aetna, Inc.	15,260	1,625,648
Catamaran Corp. (c)	24,800	1,476,592
HCA Holdings, Inc. (c)	18,880	1,420,342
McKesson Corp.	8,170	1,848,054
		6,370,636
Pharmaceuticals (4.4%)
Bristol-Myers Squibb Co.	30,600	1,973,700
Endo International PLC (b) (c)	14,700	1,318,590
Shire PLC, ADR (b)	4,000	957,160
Valeant Pharmaceuticals International, Inc. (c)	10,350	2,055,717
		6,305,167
Industrials (9.9%)
Aerospace & Defense (1.2%)
The Boeing Co.	11,070	1,661,386
Air Freight & Logistics (1.2%)
FedEx Corp.	10,790	1,785,205
Airlines (1.1%)
American Airlines Group, Inc.	29,260	1,544,343
Electrical Equipment (0.7%)
Eaton Corp. PLC	15,800	1,073,452
Industrial Conglomerates (1.4%)
Danaher Corp.	23,020	1,954,398
Machinery (2.9%)
Cummins, Inc.	7,590	1,052,278
Ingersoll-Rand PLC	25,660	1,746,933
Pall Corp.	13,570	1,362,292
		4,161,503
Road & Rail (1.4%)
Union Pacific Corp.	18,430	1,996,153
Information Technology (19.7%)
Computers & Peripherals (3.5%)
Apple, Inc.	40,540	5,044,392
Internet Software & Services (7.5%)
eBay, Inc. (c)	34,310	1,979,001
Facebook, Inc. - Class A (c)	34,580	2,842,995
Google, Inc. - Class A (c)	7,360	4,082,592
LinkedIn Corp. - Class A (c)	7,020	1,754,017
		10,658,605
IT Services (1.9%)
Fidelity National Information Services, Inc.	21,930	1,492,556
Total System Services, Inc.	31,700	1,209,355
		2,701,911
Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	36,370	2,291,310
NXP Semiconductor NV (b) (c)	17,200	1,726,192
		4,017,502
Software (4.0%)
Adobe Systems, Inc. (c)	29,170	2,156,830
Oracle Corp.	63,070	2,721,470
Salesforce.com, Inc. (c)	12,780	853,832
		5,732,132
Materials (3.1%)
Chemicals (3.1%)
Ashland, Inc.	11,240	1,430,964
CF Industries Holdings, Inc.	4,200	1,191,456
Ecolab, Inc.	10,370	1,186,121
LyondellBasell Industries NV - Class A	6,890	604,942
		4,413,483
Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.3%)
Verizon Communications, Inc.	38,840	1,888,789
Wireless Telecommunication Services (0.9%)
SBA Communications Corp. - Class A (c)	6,810	797,451
T-Mobile US, Inc. (c)	13,410	424,963
		1,222,414
Utilities (2.9%)
Electric Utilities (2.9%)
American Electric Power Co., Inc.	36,390	2,046,937
Edison International	33,440	2,088,997
		4,135,934
Total common stocks (cost: $128,222,937)		140,169,567

See accompanying notes to investments in securities.

	Shares	Value(a)
Short-Term Securities (0.2%)
Investment Companies (0.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	267,941	$267,941
Total short-term securities (cost: $267,941)		267,941
Total investments in securities (cost: $128,490,878) (d)		140,437,508
Cash and other assets in excess of liabilities (1.9%)		2,698,046
Total net assets (100.0%)		$143,135,554

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 6.4% of net assets in foreign securities at March 31, 2015.
(c)	Non-income producing security.
(d)	At March 31, 2015 the cost of securities for federal income tax purposes was $128,694,938. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$14,743,971
	Gross unrealized depreciation	(3,001,401)
	Net unrealized appreciation	$11,742,570

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

March 31, 2015

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.4%)
Consumer Discretionary (6.1%)
Auto Components (0.5%)
Johnson Controls, Inc.	23,800	$1,200,472

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	43,000	2,057,120
Las Vegas Sands Corp.	7,600	418,304
McDonald’s Corp.	11,400	1,110,816
		3,586,240
Leisure Equipment & Products (0.0%)
Mattel, Inc.	4,600	105,110

Media (1.9%)
Comcast Corp. - Class A	33,700	1,889,390
Discovery Communications, Inc. - Class C (b)	11,300	333,068
Time Warner, Inc.	3,300	278,652
Viacom, Inc. - Class B	26,900	1,837,270
		4,338,380
Multiline Retail (0.6%)
JC Penney Co., Inc. (b)	118,200	994,062
Kohl’s Corp.	6,100	477,325
		1,471,387
Specialty Retail (1.5%)
Lowe’s Cos., Inc.	44,500	3,310,355

Consumer Staples (7.6%)
Beverages (1.2%)
Coca-Cola Enterprises, Inc.	20,900	923,780
Dr Pepper Snapple Group, Inc.	16,100	1,263,528
PepsiCo, Inc.	4,900	468,538
		2,655,846
Food & Staples Retailing (1.8%)
Rite Aid Corp. (b)	169,700	1,474,693
Sysco Corp.	68,600	2,588,278
		4,062,971
Food Products (3.2%)
Bunge, Ltd.	26,100	2,149,596
ConAgra Foods, Inc.	46,600	1,702,298
Ingredion, Inc.	32,200	2,505,804
Kellogg Co.	12,500	824,375
The JM Smucker Co.	1,500	173,595
		7,355,668
Household Products (0.3%)
Energizer Holdings, Inc.	5,600	773,080
Tobacco (1.1%)
Philip Morris International, Inc.	32,700	2,463,291

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
Apache Corp.	23,700	1,429,821
Canadian Natural Resources, Ltd. (c)	56,400	1,732,044
Cimarex Energy Co.	6,900	794,121
Concho Resources, Inc. (b)	4,300	498,456
Consol Energy, Inc.	3,100	86,459
Pioneer Natural Resources Co.	19,200	3,139,392
		7,680,293
Financial (23.2%)
Capital Markets (5.3%)
Ameriprise Financial, Inc.	7,000	915,880
Invesco, Ltd.	22,500	893,025
Morgan Stanley	115,200	4,111,488
State Street Corp.	39,100	2,875,023
The Bank of New York Mellon Corp.	85,100	3,424,424
		12,219,840
Commercial Banks (10.1%)
Bank of America Corp.	301,000	4,632,390
Barclays PLC (c)	357,017	1,285,761
Citigroup, Inc.	108,500	5,589,920
JPMorgan Chase & Co.	96,600	5,852,028
Royal Bank of Scotland Group PLC (b) (c)	97,059	489,886
The PNC Financial Services Group, Inc.	15,800	1,473,192
US Bancorp	8,600	375,562
Wells Fargo & Co.	64,600	3,514,240
		23,212,979
Consumer Finance (0.7%)
Discover Financial Services	27,800	1,566,530

Diversified Financial Services (0.9%)
Intercontinental Exchange, Inc.	8,500	1,982,795

Insurance (4.8%)
Genworth Financial, Inc. - Class A (b)	68,900	503,659
Marsh & McLennan Cos., Inc.	40,700	2,282,863
MetLife, Inc.	97,400	4,923,570
The Allstate Corp.	9,700	690,349

See accompanying notes to investments in securities.

	Shares	Value(a)
Willis Group Holdings PLC (c)	16,600	$799,788
XL Group PLC (c)	45,800	1,685,440
		10,885,669
Office REITs (0.3%)
Digital Realty Trust, Inc.	8,900	587,044
Specialized REITs (1.1%)
Weyerhaeuser Co.	78,500	2,602,275

Health Care (21.5%)
Biotechnology (0.9%)
Amgen, Inc.	7,900	1,262,815
Gilead Sciences, Inc. (b)	7,100	696,723
		1,959,538
Health Care Equipment & Supplies (1.5%)
Medtronic PLC (c)	45,116	3,518,597

Health Care Providers & Services (6.9%)
Aetna, Inc.	18,100	1,928,193
Anthem, Inc.	18,800	2,902,908
Cigna Corp.	29,200	3,779,648
DaVita HealthCare Partners, Inc. (b)	9,900	804,672
HCA Holdings, Inc. (b)	43,000	3,234,890
UnitedHealth Group, Inc.	25,600	3,028,224
		15,678,535
Life Sciences Tools & Services (2.8%)
Agilent Technologies, Inc.	62,600	2,601,030
Thermo Fisher Scientific, Inc.	29,000	3,895,860
		6,496,890
Pharmaceuticals (9.4%)
AbbVie, Inc.	55,400	3,243,116
Hospira, Inc. (b)	25,400	2,231,136
Merck & Co., Inc.	82,500	4,742,100
Mylan NV (b)	39,600	2,350,260
Novartis AG (c)	17,781	1,760,160
Pfizer, Inc.	207,700	7,225,883
		21,552,655
Industrials (16.8%)
Aerospace & Defense (6.0%)
Honeywell International, Inc.	37,700	3,932,487
The Boeing Co.	36,100	5,417,888
United Technologies Corp.	37,700	4,418,440
		13,768,815
Airlines (3.7%)
American Airlines Group, Inc.	157,600	8,318,128
Commercial Services & Supplies (0.5%)
Tyco International PLC	26,500	1,141,090
Industrial Conglomerates (6.1%)
3M Co.	7,800	1,286,610
Danaher Corp.	18,200	1,545,180
General Electric Co.	407,600	10,112,556
Textron, Inc.	20,400	904,332
		13,848,678
Machinery (0.5%)
Pentair PLC (c)	19,200	1,207,488

Information Technology (8.8%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	75,200	2,069,880
Motorola Solutions, Inc.	12,800	853,376
QUALCOMM, Inc.	16,700	1,157,978
		4,081,234
Computers & Peripherals (0.5%)
Western Digital Corp.	12,900	1,174,029

Electronic Equipment, Instruments & Components (0.7%)
Keysight Technologies, Inc. (b)	23,000	854,450
Seagate Technology PLC	13,200	686,796
		1,541,246
IT Services (0.8%)
The Western Union Co.	93,200	1,939,492

Office Electronics (1.3%)
Xerox Corp.	223,200	2,868,120

Semiconductors & Semiconductor Equipment (2.4%)
Intel Corp.	2,200	68,794
Micron Technology, Inc. (b)	99,800	2,707,574
Texas Instruments, Inc.	48,900	2,796,346
		5,572,714
Software (1.3%)
CA, Inc.	74,500	2,429,445
Microsoft Corp.	12,400	504,122
		2,933,567
Materials (4.0%)
Chemicals (2.3%)
Ashland, Inc.	13,600	1,731,416
Celanese Corp. - Series A	47,200	2,636,592
EI du Pont de Nemours & Co.	7,600	543,172

See accompanying notes to investments in securities.

	Shares/ Principal	Value(a)
LyondellBasell Industries NV - Class A	2,800	$245,840
		5,157,020
Construction Materials (0.5%)
Vulcan Materials Co.	14,200	1,197,060
Paper & Forest Products (1.2%)
International Paper Co.	26,700	1,481,583
West Fraser Timber Co., Ltd. (c)	25,900	1,325,164
		2,806,747
Telecommunication Services (0.5%)
Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc. (b)	37,900	1,201,051

Utilities (7.5%)
Electric Utilities (4.0%)
American Electric Power Co., Inc.	33,300	1,873,125
Entergy Corp.	10,000	774,900
Exelon Corp.	83,900	2,819,879
FirstEnergy Corp.	101,700	3,565,602
		9,033,506
Independent Power Producers & Energy Traders (2.4%)
NRG Energy, Inc.	90,200	2,272,138
The AES Corp.	255,100	3,278,035
		5,550,173
Multi-Utilities (1.1%)
CenterPoint Energy, Inc.	17,800	363,298
PG&E Corp.	42,600	2,260,782
		2,624,080
Total common stocks (cost: $209,549,992)		227,230,678

Long-Term Debt Securities (0.2%)
Corporate Obligations (0.2%)
Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
California Resources Corp.
5.500%, 09/15/21 (d)	$140,000	124,208
6.000%, 11/15/24 (d)	214,000	187,785
Whiting Petroleum Corp.,
5.750%, 03/15/21	123,000	122,078
		434,071
Total long-term debt securities (cost: $415,350)		434,071
Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	727,088	727,088
T. Rowe Price Reserve Investment Fund, current rate 0.000%	1,165,256	1,165,256
Total short-term securities (cost: $1,892,344)		1,892,344
Total investments in securities (cost: $211,857,686) (e)		229,557,093
Liabilities in excess of cash and other assets (-0.4%)		(965,722)
Total net assets (100.0%)		$228,591,371

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Non-income producing security.

(c)          Foreign security: The Fund held 6.0% of net assets in foreign securities at March 31, 2015.

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)          At March 31, 2015 the cost of securities for federal income tax purposes was $211,987,966. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$22,477,465
Gross unrealized depreciation	(4,908,338)
Net unrealized appreciation	$17,569,127

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investments in Securities

March 31, 2015

(Unaudited)

(1)                 Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes several different Funds: SFT Advantus Bond, SFT Advantus Index 400 Mid-Cap, SFT Advantus Index 500, SFT Advantus International Bond, SFT Advantus Managed Volatility, SFT Advantus Money Market, SFT Advantus Mortgage Securities, SFT Advantus Real Estate Securities, SFT IvySM Growth, SFT IvySM Small Cap Growth, SFT Pyramis® Core Equity, and SFT T. Rowe Price Value Fund. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies. The Funds issue two classes of shares: Class 1 and Class 2, except for the SFT Advantus Money Market Fund, SFT Advantus Managed Volatility Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund which offer shares in only one class. Class 2 shares and shares of the SFT Money Market Fund, SFT Managed Volatility Fund, SFT IvySM Growth Fund, SFT IvySM Small Cap Growth Fund, and SFT T. Rowe Price Value Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Each Fund, other than SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, qualifies for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the “Code”). SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. If a Fund at any time has just one shareholder, as is the case for SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, it is treated as a disregarded entity for federal income tax purposes. While the Trust anticipates that each Fund, other than SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, will always have two shareholders, Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”), a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A Fund’s election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)                 Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital

Management, Inc. Valuation Committee (“the Committee “) under the supervision of the Trust’s Board of Trustees (“the Board”) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Advantus Money Market Fund, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Advantus Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Advantus Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or protect itself from market changes, the Funds (excluding the SFT Advantus Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (FCM) which is registered with the Commodity Futures Trading Commission (CFTC) or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Advantus International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (usually Libor).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Options Transactions

Each Fund (excluding the SFT Advantus Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At March 31, 2015, no Funds were invested in repurchase agreements.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2015, the SFT Advantus Bond Fund and SFT Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $7,763,816 and $5,790,689, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

(3)                 Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Advantus Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At March 31, 2015, the SFT Advantus Bond Fund, SFT Advantus Mortgage Securities Fund and SFT Advantus Managed Volatility Fund held illiquid securities of $18,288,976, $3,742,061 and $2,123,384, respectively, which represent 4.8%, 3.7% and 1.2% of net assets, respectively. Pursuant to guidelines adopted by the Trust’s Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of March 31, 2015:

	Acquisition Date	Cost
SFT Advantus Bond Fund
American Airlines 2013-2 Class B Pass Through Trust	12/17/2013	$1,594,518
BHN I Mortgage Fund	Various	69,485
Countryplace Manufactured Housing Contract Trust	06/29/2005	1,754,869
Credit Suisse Group Funding Guernsey, Ltd.	03/23/2015	2,571,802
FAN Engine Securitization, Ltd.	10/18/2013	622,457
Hometown Commercial Mortgage	Various	1,359,924
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	838,166
Longtrain Leasing III LLC 2015-1A Class A1	01/23/2015	2,510,685
Multi Security Asset Trust	Various	2,561,386
Peachtree Corners Funding Trust	03/10/2015	1,825,000
Symetra Financial Corp.	Various	2,226,295
		$17,934,587
SFT Advantus Managed Volatility Fund
Aquarion Co.	08/19/2014	$497,994
Credit Suisse Group Funding Guernsey, Ltd.	03/23/2015	599,695
Longtrain Leasing III LLC 2015-1A Class A2	01/23/2015	999,560
		$2,097,249

SFT Advantus Mortgage Securities Fund
BHN I Mortgage Fund	Various	$62,475
CountryPlace Manufactured Housing Contract Trust	06/29/2005	245,762
FAN Engine Securitization, Ltd.	10/18/2013	166,471
Government National Mortgage Association (GNMA)	06/17/2003	533,465
Hometown Commercial Mortgage	11/28/2006	375,488
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	269,091
Longtrain Leasing III LLC 2015-1A Class A1	01/23/2015	658,379
Multi Security Asset Trust	Various	1,367,305
		$3,678,436

(4)                 Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended March 31, 2015, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at March 31, 2015 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Bond Fund
Assets
Government Obligations	$—	$161,304,417	$—	$161,304,417
Asset-Backed Securities	—	23,980,514	—	23,980,514
Other Mortgage-Backed Securities	—	33,190,704	459,945	33,650,649
Corporate Obligations	—	152,565,389	—	152,565,389
Investment Companies	14,531,475	—	—	14,531,475
Total Investments	14,531,475	371,041,024	459,945	386,032,444

Other Financial Instruments*
Futures Contracts	48,856	—	—	48,856

Liabilities
Other Financial Instruments*
Futures Contracts	(194,578)	—	—	(194,578)

SFT Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	235,217,018	—	—	235,217,018
Investment Companies	5,776,602	—	—	5,776,602
Total Investments	240,993,620	—	—	240,993,620

Other Financial Instruments*
Futures Contracts	146,108	—	—	146,108

SFT Advantus Index 500 Fund
Assets
Common Stocks	655,463,213	—	—	655,463,213
Investment Companies	18,489,834	—	—	18,489,834
Total Investments	673,953,047	—	—	673,953,047

Liabilities
Other Financial Instruments*
Futures Contracts	(76,325)	—	—	(76,325)

SFT Advantus International Bond Fund
Assets
Long-Term Debt Securities	—	75,861,775	—	75,861,775
Short-Term Debt Securities	—	16,908,385	—	16,908,385
Investment Companies	21,414,816	—	—	21,414,816
Total Investments	21,414,816	92,770,160	—	114,184,976

Other Financial Instruments*
Forward Foreign Currency Contracts	—	10,178,206	—	10,178,206

Interest Rate Swap Contracts	—	62,442	—	62,442

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(2,053,746)	—	(2,053,746)

Interest Rate Swap Contracts	—	(784,386)	—	(784,386)

SFT Advantus Managed Volatility Fund
Assets
Government Obligations	—	5,183,084	—	5,183,084
Asset-Backed Securities	—	1,013,833	—	1,013,833
Corporate Obligations	—	53,760,058	—	53,760,058
Investment Companies	110,273,575	—	—	110,273,575
Total Investments	110,273,575	59,956,975	—	170,230,550

Other Financial Instruments*
Futures Contracts	161,155	—	—	161,155

Liabilities
Other Financial Instruments*
Futures Contracts	(8,695)	—	—	(8,695)

SFT Advantus Money Market Fund
Assets
Commercial Paper	—	32,404,894	—	32,404,894
Corporate Bonds & Notes	—	1,000,000	—	1,000,000

U.S. Government Obligations	—	26,249,184	—	26,249,184
Other Short-Term Investments	—	6,254,051	—	6,254,051
Investment Companies	17,217,538	—	—	17,217,538
Total Investments	17,217,538	65,908,129	—	83,125,667

SFT Advantus Mortgage Securities Fund
Assets
Government Obligations	—	83,197,101	—	83,197,101
Asset-Backed Securities	—	4,723,280	—	4,723,280
Other Mortgage-Backed Securities	—	5,722,258	707,632	6,429,890
Corporate Obligations	—	1,520,077	—	1,520,077
Investment Companies	10,557,761	—	—	10,557,761
Total Investments	10,557,761	95,162,716	707,632	106,428,109

SFT Advantus Real Estate Securities Fund
Assets
Common Stocks	152,798,024	—	—	152,798,024
Investment Companies	367,163	—	—	367,163
Total Investments	153,165,187	—	—	153,165,187

SFT IvySM Growth Fund
Assets
Common Stocks	499,870,230	—	—	499,870,230
Investment Companies	8,943,464	—	—	8,943,464
Total Investments	508,813,694	—	—	508,813,694

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	184,321,010	—	—	184,321,010
Investment Companies	3,504,627	—	—	3,504,627
Total Investments	187,825,637	—	—	187,825,637

SFT Pyramis® Core Equity Fund
Assets
Common Stocks	140,169,567	—	—	140,169,567
Investment Companies	267,941	—	—	267,941
Total Investments	140,437,508	—	—	140,437,508

SFT T. Rowe Price Value Fund
Assets
Common Stocks	227,230,678	—	—	227,230,678
Corporate Obligations	—	434,071	—	434,071
Investment Companies	1,892,344	—	—	1,892,344
Total Investments	229,123,022	434,071	—	229,557,093

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held, except written options, are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts — These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Corporate obligations comprised of U.S. corporate and foreign corporate securities — These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Funds’ policy is to recognize transfers between the levels as of the end of the period.

The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

Fund	*Beginning Balance December 31, 2014	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3	Transfers out of Level 3	Ending Balance March 31, 2015	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2015
SFT Advantus Bond Fund
Other Mortgage Backed	$—	$—	$—	$—	$459,945	$—	$—	$459,945	$459,945
Total	—	—	—	—	459,945	—	—	459,945	459,945

SFT Advantus Mortgage Securities Fund
Other Mortgage Backed	$—	$—	$—	$—	$707,632	$—	$—	$707,632	$707,632
Total	—	—	—	—	707,632	—	—	707,632	707,632

*Level 3 at December 31, 2014 included securities with a fair value of $0.

(5)                 Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities.

Equity derivatives were purchased or sold to manage the SFT Advantus Index 500, SFT Advantus Index 400 Mid-Cap and SFT Advantus Managed Volatility Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The SFT Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT Advantus International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)                     Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: May 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: May 14, 2015